As filed with the Securities and Exchange Commission on August 15, 2019

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]

ABSOLUTE SHARES TRUST
(Exact Name of Registrant as Specified in Charter)

Millington Securities, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (732) 842-4920

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
(Name and Address of Agent for Service)

Copies to:
Peter J. Shea, Esq.
K&L Gates LLP
599 Lexington Avenue
New York, NY 10022
Phone: (212) 536-3988
Fax: (212) 536-3900

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, in the following series of the Registrant: WBI BullBear Rising Income 1000 ETF, which will become the WBI BullBear Rising Income 3000 ETF upon completion of the reorganizations described herein; WBI BullBear Value 1000 ETF, which will become the WBI BullBear Value 3000 ETF upon completion of the reorganizations described herein; WBI BullBear Yield 1000 ETF, which will become the WBI BullBear Yield 3000 ETF upon completion of the reorganizations described herein; and WBI BullBear Quality 1000 ETF, which will become the WBI BullBear Quality 3000 ETF upon completion of the reorganizations described herein.

It is proposed that this filing become effective on the 30th day after filing, pursuant to Rule 488 under the Securities Act of 1933, as amended, unless effectiveness is accelerated as requested by the Registrant.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

WBI BullBear Rising Income 2000 ETF (WBIA)
WBI BullBear Value 2000 ETF (WBIB)
WBI BullBear Yield 2000 ETF (WBIC)
WBI BullBear Quality 2000 ETF (WBID)
(each a series of Absolute Shares Trust)
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-996-3863

Dear Shareholder,

We are sending this material to you because you are a shareholder of an above-referenced fund (each an “Acquired Fund”), each a series of Absolute Shares Trust (the “Trust”). After careful consideration, WBI Investments, Inc. (“WBI” or the “Sub-Advisor”), the Acquired Funds’ investment sub-adviser, has recommended and the Board of Trustees (the “Board”) of the Trust has approved the reorganization of each Acquired Fund into the acquiring fund as identified in the table below (each an “Acquiring Fund”), each also an existing series of the Trust (each, a “Fund,” and together, the “Funds”) (each, a “Reorganization,” and together, the “Reorganizations”). Please note that the Board will also approve contemporaneously with the Reorganizations changes to each Acquiring Fund’s name.

Acquired Fund	Acquiring Fund (New Name)	Acquiring Fund (Current Name)
WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Rising Income 1000 ETF
WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Value 1000 ETF
WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Yield 1000 ETF
WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Quality 3000 ETF (WBIL)	WBI BullBear Quality 1000 ETF

Each Acquired Fund and its respective Acquiring Fund have identical investment objectives and similar investment strategies and risks. The Funds are all currently permitted to invest across companies of all capitalization sizes, however historically, the Acquired Funds focused on small and mid-capitalization companies, while the Acquiring Funds focused on large capitalization companies. Following the Reorganizations, the Acquiring Funds will invest across companies of all capitalization sizes, without a capitalization size focus.

Each Acquired Fund and its respective Acquiring Fund have the same management fee. Each Acquiring Fund, other than WBI BullBear Quality 3000 ETF, currently has a lower total annual operating expense ratio than its respective Acquired Fund. WBI anticipates that the increase in assets resulting from the acquisition of WBI BullBear Quality 2000 ETF by WBI BullBear Quality 3000 ETF will cause the total annual operating expense ratio of WBI BullBear Quality 3000 ETF to be equal to or less than the current total annual operating expense ratio of WBI BullBear Quality 2000 ETF.

As further explained in the enclosed Information Statement/Prospectus, each Reorganization will be effected pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”). Pursuant to the Reorganization Agreement, each Acquired Fund will transfer of all of its assets to its respective Acquiring Fund in exchange for the assumption of all liabilities of the Acquired Fund by its corresponding Acquiring Fund and shares of the Acquiring Fund having an aggregate net asset value (plus cash in lieu of fractional shares, if any) equal to the aggregate net asset value of the shares of the Acquired Fund on the closing date for the Reorganization. The shares of an Acquiring Fund will be distributed pro rata to the shareholders of the respective Acquired Fund in complete liquidation of the Acquired Fund. Holders of shares of an Acquired Fund will receive the number of shares of the respective Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization. WBI is the investment sub-adviser, and Millington Securities, Inc. (“Millington”) is the investment adviser for each Acquired Fund and Acquiring Fund, and each Acquired Fund and Acquiring Fund have the same portfolio managers responsible for day-to-day portfolio management.

It is expected that each Reorganization will be a tax-free exchange for shareholders of an Acquired Fund for federal income tax purposes (except with respect to cash received in lieu of fractional shares). The direct expenses related to the Reorganizations , including the costs associated with the delivery of the enclosed Information Statement/Prospectus, will be shared by WBI and the Funds. WBI will pay 50% of the costs, the Acquired Funds will pay 25% of the costs, and the Acquiring Funds will pay the remaining 25% of the costs.

WBI and the Board believe that each Reorganization is in the best interests of the applicable Acquired Fund and Acquiring Fund and their respective shareholders, and that the interests of their respective shareholders will not be diluted as a result of the Reorganizations. WBI and the Board believe that each Reorganization is in the best interest of shareholders because, among other things, the Funds have identical investment objectives and similar investment strategies; there will be no change in the investment advisers, portfolio managers, or other fund services providers; the Acquiring Funds are expected to have the same or lower operating expenses than the Acquired Funds; the long-term viability of each Acquired Fund is in question due to its small size; the Reorganizations will be tax-free from a federal income tax perspective to shareholders of each Acquired Fund; each Acquired Fund shareholder may sell their holdings of the Fund prior to the Reorganization being effected (though such sale might have tax consequences for them); and shareholders of the Acquired Fund will receive shares (and cash in lieu of fractional shares, if any) in the respective Acquiring Fund equal in value at the time of the Reorganization to the aggregate net asset value of their shares in the Acquired Fund immediately prior to the Reorganization. Other factors considered by the Board are described further in the Information Statement/Prospectus.

Shares of each Fund are listed for trading on NYSE Arca, Inc. In preparation for the closing of the Reorganizations, trading in shares of the Acquired Funds is expected to be suspended as of close of business on Thursday, October 24, 2019.

More information on each Acquiring Fund, the reasons for the Reorganizations and benefits to such Acquired Fund’s shareholders is contained in the enclosed Information Statement/Prospectus. You should review the Information Statement/Prospectus carefully and retain it for future reference.

We are providing this document for your information only, since shareholder approval is not required to effect the Reorganizations under the Trust’s charter documents, Delaware state law or the Investment Company Act of 1940. The Trust’s charter documents provide the Board the power to merge assets and liabilities of the series of the Trust without shareholder approval. Additionally, certain rules under the Investment Company Act of 1940 permit a merger of affiliated companies without obtaining shareholder approval if certain conditions are met.

The Reorganizations are expected to close on or about Friday, October 25, 2019.

Sincerely,

/s/ Don Schreiber, Jr.
Don Schreiber, Jr. President
Absolute Shares Trust

How the Reorganizations Will Work

•
the transfer of all of the assets of each Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value (and cash in lieu of fractional shares, if any) equal to the aggregate net asset value of the shares of the Acquired Fund on the closing date for the Reorganization;

•	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and

•
the distribution of shares of the Acquiring Fund pro rata to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund with holders of shares of an Acquired Fund receiving a number of shares of the corresponding Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization..

The Trust’s Board of Trustees (the “Board”) carefully considered the proposed Reorganizations, as well as potential alternatives for each Acquired Fund, including its liquidation. After careful consideration, the Board approved the Reorganizations. A copy of the form of the Reorganization Agreement is attached to this Information Statement/Prospectus as Appendix A. The Reorganization Agreement and the Reorganizations are not required to be approved by the shareholders of the Acquired Funds. Accordingly, shareholders of the Acquired Funds are not being asked to vote on or approve the Reorganization Agreement or the Reorganizations.

This Information Statement/Prospectus sets forth the basic information regarding the Reorganization Agreement and the Reorganizations. You should read it and keep it for future reference.

For simplicity, actions are described in this Information Statement/Prospectus as being taken by either an Acquired Fund or the respective Acquiring Fund, although all actions are actually taken by the Trust, on behalf of the Acquired Funds and the Acquiring Funds.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Information Statement/Prospectus:

•	The Prospectus and Statement of Additional Information for each Acquired Fund dated October 31, 2018, as supplemented January 14, 2019 and March 4, 2019,

•	The Prospectus and Statement of Additional Information for each Acquiring Fund, dated October 31, 2018, as supplemented January 14, 2019 and March 4, 2019,

•
The Semi-Annual Report on Form N-CSRS of Absolute Shares Trust for the six months ended December 31, 2018 (on file with the SEC (http://www.sec.gov) (File No. 811-22917) (Accession No. 0000898531-19-000181)), is incorporated by reference.

•
The Annual Report on Form N-CSR of Absolute Shares Trust for the fiscal year ended June 30, 2018 (on file with the SEC (http://www.sec.gov) (File No. 811-22917) (Accession No. 0000898531-18-000531)), is incorporated by reference.

•	The Statement of Additional Information relating to this Information Statement/Prospectus dated September [ ], 2019.

This Information Statement/Prospectus will be mailed on or about September 20, 2019 to shareholders of record of the Funds as of July 31, 2019 (the “Record Date”).

Copies of these materials and other information about the Trust and the Funds are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

Absolute Shares Trust
c/o Millington Securities, Inc.
331 Newman Springs Road, Suite 101
Red Bank, New Jersey 07701
(855) 924-3837
www.wbishares.com

INFORMATION STATEMENT/PROSPECTUS

September [...], 2019

REORGANIZATION OF

WBI BullBear Rising Income 2000 ETF (WBIA)
WBI BullBear Value 2000 ETF (WBIB)
WBI BullBear Yield 2000 ETF (WBIC)
WBI BullBear Quality 2000 ETF (WBID)
(Each a series of Absolute Shares Trust)
c/o Millington Securities, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
732-842-4920

IN EXCHANGE FOR SHARES OF

WBI BullBear Rising Income 3000 ETF (WBIE)
(currently known as, WBI BullBear Rising Income 1000 ETF)
WBI BullBear Value 3000 ETF (WBIF)
(currently known as, WBI BullBear Value 1000 ETF)
WBI BullBear Yield 3000 ETF (WBIG)
(currently known as, WBI BullBear Yield 1000 ETF)
WBI BullBear Quality 3000 ETF (WBIL)
(currently known as, WBI BullBear Quality 1000 ETF)
(Each a series of Absolute Shares Trust)
c/o Millington Securities, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
732-842-4920

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY

This Information Statement/Prospectus is being furnished to shareholders of the WBI BullBear Rising Income 2000 ETF (WBIA); WBI BullBear Value 2000 ETF (WBIB); WBI BullBear Yield 2000 ETF (WBIC); and WBI BullBear Quality 2000 ETF (WBID) (each an “Acquired Fund,” and together, the “Acquired Funds”), each a series of Absolute Shares Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which each Acquired Fund will be reorganized into the corresponding acquiring fund as identified in the table below (each an “Acquiring Fund,” and together, the “Acquiring Funds”), each also an existing series of the Trust (each Acquired Fund and Acquiring Fund may be referred to as a “Fund,” and together, the “Funds”) (each, a “Reorganization” and together, the “Reorganizations”). At the time the Reorganizations are completed, each Acquiring Fund will change its name, as identified in the table below. Throughout this Information Statement/Prospectus, when referring to a specific Acquiring Fund, the new name of the Fund will be used.

Acquired Fund	Acquiring Fund (New Name)	Acquiring Fund (Current Name)
WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Rising Income 1000 ETF
WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Value 1000 ETF
WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Yield 1000 ETF
WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Quality 3000 ETF (WBIL)	WBI BullBear Quality 1000 ETF

Each Acquired Fund and its corresponding respective Acquiring Fund have identical investment objectives and similar investment strategies and risks. The Funds are all currently permitted to invest across companies of all capitalization sizes, however historically, the Acquired Funds focused on small and mid-capitalization companies, while the Acquiring Funds focused on large capitalization companies. Following the Reorganizations, the Acquiring Funds will invest across companies of all capitalization sizes, without a capitalization size focus.

The Trust is an open-end investment management company organized as a Delaware statutory trust. Millington Securities, Inc. (“Millington” or the “Advisor”) is the investment adviser, and WBI Investments, Inc. (“WBI” or the “Sub-Advisor”) is the sub-adviser to all of the Acquired Funds and the Acquiring Funds. Millington and WBI will continue to be responsible for providing investment advisory and portfolio management services to each Acquiring Fund following the Reorganizations.

Shares of each Fund are listed for trading on NYSE Arca, Inc. In preparation for the closing of the Reorganizations, trading in shares of the Acquired Funds will be suspended as of close of business on Thursday, October 24, 2019. The Reorganizations are expected to close on or about Friday, October 25, 2019.

If you need additional copies of this Information Statement/Prospectus, please contact the Funds by calling 1-855-924-3837 or by writing to:

Absolute Shares Trust
c/o Millington Securities, Inc.
331 Newman Springs Road, Suite 101
Red Bank, New Jersey 07701

This Information Statement/Prospectus sets forth concisely the information about the Acquiring Funds that you should know. This Information Statement/ Prospectus should be retained for future reference. Additional copies of this Information Statement/Prospectus will be delivered to you promptly upon request.

For a free copy of any Fund’s most recent annual or semi-annual report, please contact the Funds by calling the above-referenced telephone number or by writing to the Funds at the above-referenced address.

Shareholder approval is not required to effect the Reorganizations. No action on your part is required to effect the Reorganizations.

The SEC has not approved or disapproved the Acquiring Funds’ shares to be issued in the Reorganizations nor has it passed on the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.

Table of Contents
SUMMARY8
Comparison of Acquired Funds and Acquiring Funds8
Federal Income Tax Consequences of the Reorganization9
Comparison of Fundamental and Non-Fundamental Investment Policies10
Comparison of Principal Risks of Investing in the Funds11
The Funds’ Fees and Expenses19
Example20
Portfolio Turnover20
Comparison of Principal Investment Strategies and Performance21
INFORMATION ABOUT THE REORGANIZATIONS41
ADDITIONAL INFORMATION ABOUT THE FUNDS45
AVAILABLE INFORMATION49
LEGAL MATTERS49
EXPERTS49
OTHER MATTERS49
APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION48
APPENDIX B - SHAREHOLDER INFORMATION FOR THE FUNDS62
APPENDIX C - FINANCIAL HIGHLIGHTS66

SUMMARY

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein by reference. You should read carefully the entire Information Statement/Prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.
As used herein, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets of an Acquired Fund to its Acquiring Fund; (2) the assumption by an Acquiring Fund of all of the liabilities of its corresponding Acquired Fund; (3) the issuance of shares of beneficial interest by an Acquiring Fund to its corresponding Acquired Fund in an amount that will equal, in aggregate net asset value (and cash in lieu of fractional shares, if any), to the aggregate net asset value of the shares of the Acquired Fund, on the last business day preceding the closing of the Reorganization; (4) the distribution of shares of an Acquiring Fund pro rata to the shareholders of its corresponding Acquired Fund with holders of shares of an Acquired Fund receiving the number of shares of the corresponding Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization; and (5) the ultimate redemption by the Trust of the shares of an Acquired Fund prior to its dissolution.

Each Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) (except with respect to cash, if any, received in lieu of fractional shares). For information on the tax consequences of a Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganizations” and “Information About the Reorganizations – Federal Income Tax Consequences” in this Information Statement/Prospectus.

Comparison of Acquired Funds and Acquiring Funds

	Acquired Funds		Acquiring Funds
Form of Organization	Delaware Statutory Trust		Same.
Net Assets as of December 31, 2018 (the Funds’ most recent fiscal year end)	WBI BullBear Rising Income 2000 ETF (WBIA)	$37,041,230	WBI BullBear Rising Income 3000 ETF (WBIE)	$43,749,646
	WBI BullBear Value 2000 ETF (WBIB)	$32,411,906	WBI BullBear Value 3000 ETF (WBIF)	$36,927,228
	WBI BullBear Yield 2000 ETF (WBIC)	$56,794,312	WBI BullBear Yield 3000 ETF (WBIG)	$65,689,113
	WBI BullBear Quality 2000 ETF (WBID)	$32,567,150	WBI BullBear Quality 3000 ETF (WBIL)	$34,476,208
Investment Objective	To seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions.		Same.
Investment Advisers and Portfolio Managers	Investment Adviser: Millington Securities, Inc.		Same.
	Investment Sub-Adviser: WBI Investments, Inc.		Same.
	Portfolio Managers: Don Schreiber, Jr., co-portfolio manager since August 2014. Steven Van Solkema, co-portfolio manager since March 2019		Same.
Management Fee	0.85% (at the annual rate as a percentage of each Funds average daily net assets)		Same.

	Acquired Funds		Acquiring Funds
Total Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year Ended June 30, 2018	WBI BullBear Rising Income 2000 ETF (WBIA)	1.08%	WBI BullBear Rising Income 3000 ETF (WBIE)	1.05%
	WBI BullBear Value 2000 ETF (WBIB)	1.06%	WBI BullBear Value 3000 ETF (WBIF)	1.05%
	WBI BullBear Yield 2000 ETF (WBIC)	1.06%	WBI BullBear Yield 3000 ETF (WBIG)	1.04%
	WBI BullBear Quality 2000 ETF (WBID)	1.06%	WBI BullBear Quality 3000 ETF (WBIL)	1.07%
Expense Limitation
WBI has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) and organizational costs (“Operating Expenses”) to no more than 1.25% of the average daily net assets for each Fund until at least October 31, 2019.

			Same, except that the Expense Limitation Agreement is in effect until at least October 31, 2020.
Purchases and Sales
Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis at net asset value (“NAV”) only in Creation Units comprised of blocks of 50,000 Shares, or whole multiples thereof.  Only a broker-dealer (“Authorized Participant”) that enters into an appropriate agreement with the Funds’ distributor may engage in such creation and redemption transactions directly with a Fund.  A Fund’s Creation Units generally are issued and redeemed “in-kind”, for securities in the Fund, but may also be issued and redeemed in cash. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Funds will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

			Same.
Tax Information	The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.		Same.
Financial Intermediary Compensation
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
			Same.

Federal Income Tax Consequences of the Reorganization

As a non-waivable condition to each Reorganization, the applicable Funds will have received an opinion of counsel to the Trust to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code (except with respect to cash, if any, received in lieu of fractional shares). Accordingly, neither the Funds nor their shareholders will recognize any gain or loss for federal income tax purposes as a result of the Reorganization (except with respect to cash, if any, received in lieu of fractional shares). In addition, the tax basis and the holding period of the Acquiring Fund shares received by each shareholder of the Acquired Fund in the Reorganization will be the same as the tax basis and holding period of the Acquired Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the shares received, the shares given up must have been held as capital assets by the shareholder. In addition, the tax basis and holding period of the assets of an Acquired Fund will be the same when acquired by the corresponding Acquiring Fund in the Reorganization. See “Information About the Reorganizations – Federal Income Tax Consequences,” below.

At any time before the Reorganizations takes take place, a shareholder may sell their shares of an Acquired Fund. Generally, such sale would be a taxable transaction to the shareholder for federal income tax purposes.

Comparison of Fundamental and Non-Fundamental Investment Policies

Fundamental Investment Policies
Acquired Funds	Acquiring Funds
As a matter of fundamental policy, a Fund may not:	As a matter of fundamental policy, a Fund may not:
(1) With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (This does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies, or instrumentalities.)

Same.
(2) Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

Same.
(3) Issue senior securities, as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	Same.
(4) Engage in the business of underwriting securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

Same.
(5) Invest 25% or more of the market value of its total assets either directly or indirectly through its underlying ETFs, in the equity securities of companies engaged in any one industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC. (This does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies, or instrumentalities.)

Same.
(6) Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund’s ownership of securities.

Same.
(7) Purchase or sell physical commodities or contracts relating to physical commodities.	Same.
(8) Make loans to others. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

Same.

Non- Fundamental Investment Policies (may be changed without shareholder approval)
Acquired Fund	Acquiring Fund
A Fund may not:	A Fund may not:
(1) Invest in any issuer for purposes of exercising control or management.	Same.
(2) Invest in securities of other investment companies, except as permitted under the 1940 Act, the rules promulgated thereunder or pursuant to any applicable exemptive order granted by the SEC.	Same.
(3) Hold, in the aggregate, more than 15% of its net assets in illiquid securities.	Same.

Comparison of Principal Risks of Investing in the Funds

Principal Risk	Acquired Funds				Acquiring Funds
	WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Quality 3000 ETF (WBIL)
Authorized Participant Concentration Risk - The Fund has a limited number of financial institutions that may act as Authorized Participants to create and redeem Fund Shares. To the extent that these APs exit the business or are unable to process creation and redemption orders and no other AP is able to step forward to create and redeem in either of these cases, there may be a significantly diminished trading market for the Fund’s Shares and such Shares may trade at a discount to NAV and possibly face de-listing.

	✓	✓	✓	✓	✓	✓	✓	✓
Market Risk - Either the stock market as a whole or the value of an investment held by the Fund may go down, resulting in a decrease in the market value or NAV of the Shares.  For example, there is the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

	✓	✓	✓	✓	✓	✓	✓	✓
Active ETF Risk - There is no obligation by any market maker to make a market in the Fund’s shares or by any AP to submit creation or redemption orders. Decisions by market makers or APs to reduce or step away from the Fund in a time of market stress could inhibit the arbitrage process by which a relationship between the Fund’s NAV per share and the market trading prices of the shares is maintained. Thus, reduced effectiveness of the arbitrage function could result in Fund shares trading at a discount to NAV per share and also with greater than normal intra-day bid/ask spreads.

	✓	✓	✓	✓	✓	✓	✓	✓

Principal Risk	Acquired Funds				Acquiring Funds
	WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Quality 3000 ETF (WBIL)
Management Risk - An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment process and strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment process and strategies, including its models, stop loss and goal-setting process, do not produce the expected results, the market value or NAV of the Shares would decrease.

	✓	✓	✓	✓	✓	✓	✓	✓
Cash Position Risk - If the Fund invests all or a substantial portion of its assets in cash or cash equivalents for extended periods of time, including when it is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective as the limited returns of cash or cash equivalents may lag other investment instruments.

	✓	✓	✓	✓	✓	✓	✓	✓
Equity Securities Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund holds common stock or common stock equivalents of any given issuer, it will generally be exposed to greater risk than if the Fund held preferred stocks and debt obligations of such issuer.

	✓	✓	✓	✓	✓	✓	✓	✓
Foreign and Emerging Market Securities Risk - Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

	✓	✓	✓	✓	✓	✓	✓	✓

Principal Risk	Acquired Funds				Acquiring Funds
	WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Quality 3000 ETF (WBIL)
Dividend Risk - To the extent that the Fund invests in dividend-paying equities, the Fund may underperform funds that do not invest in dividend-paying equities during periods when dividend-paying equities underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.
	✓	✓	✓	✓	✓	✓	✓	✓
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

	✓	✓	✓	✓	✓	✓	✓	✓
Quantitative Model Risk - While the Fund’s principal investment strategy utilizes various quantitative models, the Fund’s portfolio managers exercise discretion with respect to portfolio transactions. To the extent various proprietary quantitative or investment models are used, securities or other financial instruments selected may perform differently than expected, or from the market as a whole, as a result of a quantitative model’s component factors, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction, implementation and maintenance of the models (e.g., data problems, software issues, etc.). There can be no assurance that a quantitative model will achieve its objective or that the methodology employed by an investment strategy will eliminate exposure to downward trends and/or volatility in the markets or provide immediate exposure to upward trends and/or volatility in the markets.

	✓	✓	✓	✓	✓	✓	✓	✓

Principal Risk	Acquired Funds				Acquiring Funds
	WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Quality 3000 ETF (WBIL)
Growth Risk - Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies (or “growth securities”) have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, which can help cushion stock prices in market downturns, and reduce potential losses. The Fund’s investments in stocks of growth companies may cause the share price of the Fund to be more volatile than the prices of funds that do not invest primarily in growth stocks. During periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities.

	✓	✓	✓	✓	✓	✓	✓	✓
Value Risk - Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time or may never realize their expected potential value. To the extent the Fund invests in value stocks, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks.

	✓	✓	✓	✓	✓	✓	✓	✓
Debt Securities Risk - The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. Additionally, debt securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. During periods of rising interest rates, the market value of the debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

	✓	✓	✓	✓	✓	✓	✓	✓

Principal Risk	Acquired Funds				Acquiring Funds
	WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Quality 3000 ETF (WBIL)
High-Yield Securities Risk - The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security and changes in value based on public perception of the issuer.  High-yield securities are inherently speculative.

	✓	✓	✓	✓	✓	✓	✓	✓
Small and Medium-Sized Companies Risk - Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

	✓	✓	✓	✓	✓	✓	✓	✓
ETF and Other Investment Companies Risk - When the Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. The Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity Risk - The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

	✓	✓	✓	✓	✓	✓	✓	✓

Principal Risk	Acquired Funds				Acquiring Funds
	WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Quality 3000 ETF (WBIL)
Master Limited Partnership Risk - Investing in MLPs entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities, and various other risks.	✓	✓	✓	✓	✓	✓	✓	✓
Exchange-Traded Note Risk - The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

	✓	✓	✓	✓	✓	✓	✓	✓
Equity Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

	✓	✓	✓	✓	✓	✓	✓	✓
Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

	✓	✓	✓	✓	✓	✓	✓	✓
Fundamental Business Risk - Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

	✓	✓	✓	✓	✓	✓	✓	✓
Fluctuation of Net Asset Value - The NAV of the Shares will fluctuate with changes in market value of the Fund’s holdings.	✓	✓	✓	✓	✓	✓	✓	✓

Principal Risk	Acquired Funds				Acquiring Funds
	WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Quality 3000 ETF (WBIL)
Shares are Not Individually Redeemable - Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each.  Only APs may engage in such creation and redemption transactions directly with the Fund.  Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

	✓	✓	✓	✓	✓	✓	✓	✓
Trading Price Risk - Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

	✓	✓	✓	✓	✓	✓	✓	✓
REIT Risk - Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  In addition, REITs have their own expenses, and therefore Fund shareholders will indirectly bear a proportionate share of the expenses of REITs in which the Fund invests.

	✓	✓	✓	✓	✓	✓	✓	✓

The Funds’ Fees and Expenses

The following tables show the current fees and expenses for the Acquired Funds compared to the corresponding Acquiring Funds (based on the twelve months ended June 30, 2018) and the pro forma fees and expenses of the Acquiring Funds Fund for the same period assuming the Reorganization had occurred on June 30, 2018.

Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Acquired Funds				Acquiring Funds
	WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Quality 3000 ETF (WBIL)
Management Fee	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.23%	0.21%	0.21%	0.21%	0.20%	0.20%	0.19%	0.22%
Total Annual Fund Operating Expenses	1.08%	1.06%	1.06%	1.06%	1.05%	1.05%	1.04%	1.07%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Acquiring Funds (Pro Forma)
	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Quality 3000 ETF (WBIL)
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.27%	0.26%	0.19%	0.29%
Total Annual Fund Operating Expenses	1.12%	1.11%	1.04%	1.14%

Example

The Example below is intended to help you compare the costs of investing in an Acquired Fund with the cost of investing in its corresponding Acquiring Fund, and of the Acquiring Fund on a pro forma basis assuming the Reorganization has been completed. The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Acquired Funds	One Year	Three Years	Five Years	Ten Years
WBI BullBear Rising Income 2000 ETF (WBIA)	$110	$343	$595	$1,317
WBI BullBear Value 2000 ETF (WBIB)	$108	$337	$585	$1,294
WBI BullBear Yield 2000 ETF (WBIC)	$108	$337	$585	$1,294
WBI BullBear Quality 2000 ETF (WBID)	$108	$337	$585	$1,294

Acquiring Funds	One Year	Three Years	Five Years	Ten Years
WBI BullBear Rising Income 3000 ETF (WBIE)	$107	$334	$579	$1,283
WBI BullBear Value 3000 ETF (WBIF)	$107	$334	$579	$1,283
WBI BullBear Yield 3000 ETF (WBIG)	$106	$331	$574	$1,271
WBI BullBear Quality 3000 ETF (WBIL)	$109	$340	$590	$1,306

Acquiring Funds (Pro Forma)	One Year	Three Years	Five Years	Ten Years
WBI BullBear Rising Income 3000 ETF (WBIE)	$114	$356	$617	$1,363
WBI BullBear Value 3000 ETF (WBIF)	$113	$353	$612	$1,352
WBI BullBear Yield 3000 ETF (WBIG)	$106	$331	$574	$1,271
WBI BullBear Quality 3000 ETF (WBIL)	$116	$362	$628	$1,386

Portfolio Turnover

Each Fund incurs implicit and explicit transaction costs when it buys and sells securities (or “turns over” its portfolio). Such costs may include, but are not limited to, market impact, which is the effect that a market participant has when it buys or sells an asset, and commissions. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect a Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of a Fund’s shares. For the fiscal year ended June 30, 2018, the Funds’ portfolio turnover rates were:

Acquired Funds
WBI BullBear Rising Income 2000 ETF (WBIA)	529%
WBI BullBear Value 2000 ETF (WBIB)	564%
WBI BullBear Yield 2000 ETF (WBIC)	528%
WBI BullBear Quality 2000 ETF (WBID)	485%

Acquiring Funds
WBI BullBear Rising Income 3000 ETF (WBIE)	496%
WBI BullBear Value 3000 ETF (WBIF)	527%
WBI BullBear Yield 3000 ETF (WBIG)	491%
WBI BullBear Quality 3000 ETF (WBIL)	553%

Comparison of Principal Investment Strategies and Performance

WBI BullBear Rising Income 2000 ETF Compared to WBI BullBear Rising Income 3000 ETF
(Currently the WBI BullBear Rising Income 1000 ETF)

Principal Investment Strategies. The following is a comparison of the current principal investment strategies of the WBI BullBear Rising Income 2000 ETF and the WBI BullBear Rising Income 3000 ETF. As stated earlier, at the time the Reorganizations are completed, the WBI BullBear Rising Income 1000 ETF will change its name to the WBI BullBear Rising Income 3000 ETF and the WBI BullBear Rising Income 1000 ETF’s investment strategies will change to the investment strategies described below.

The WBI BullBear Rising Income 2000 ETF and the WBI BullBear Rising Income 1000 ETF are currently permitted to invest across companies of all capitalization sizes, however historically the WBI BullBear Rising Income 2000 ETF focused on small and mid-capitalization companies, while the WBI BullBear Rising Income 1000 ETF focused on large capitalization companies. Following the Reorganization, the WBI BullBear Rising Income 3000 ETF will invest across companies of all capitalization sizes, without a capitalization size focus.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Rising Income 3000 ETF (WBIE)
The Fund will seek to invest in the equity securities of small-capitalization and mid-capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, Inc., the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and in other tactical investment opportunities.

The Fund will seek to invest in the equity securities of small-capitalization, mid-capitalization, and large capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, Inc., the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and in other tactical investment opportunities.

These securities will be selected on the basis of the Sub-Advisor’s investment process which includes a buy and sell discipline. The Fund’s buy discipline is driven by the Sub-Advisor’s proprietary selection process (“Selection Process”), as described further below. Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold a significant percentage of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.

Same.
Small-capitalization and mid-capitalization companies are those that have lower market capitalization than large capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Small and mid-sized companies in non-U.S. markets may have capitalizations that differ from the U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

Large-capitalization companies are those that have higher market capitalization than small and mid capitalization companies are in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of greater than approximately $10 billion. Conversely, Small-capitalization and mid-capitalization companies are those that have lower market capitalization than large capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Each of large, small and mid capitalization companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Rising Income 3000 ETF (WBIE)
The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges) (“MLPs”). The types of debt securities or securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating, and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Same.
The Fund may invest in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, and using combinations of calls and puts. The Fund may also use options on indices.

The Fund may invest in domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, and using combinations of calls and puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

The Fund may invest without limitation in securities of small-capitalization, mid-capitalization, or large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

Although the Fund is limited as to the percentage of its net assets that may be directly invested in certain asset classes, the Fund may obtain investment exposure to such asset classes in excess of such limits by investing indirectly in such asset classes through other investment companies, including other ETFs with exposure to such asset classes. Consequently, investments in such pooled investment vehicles may result in aggregate direct and indirect investment exposure to an asset class in excess of the limit up to which the applicable Fund may invest directly in such assets.

Same.
The investment process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management, and such an approach is used (in part) to achieve the Fund’s investment objective.

Same.
The Advisor’s Selection Process uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive dividend growth characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

Same.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Rising Income 3000 ETF (WBIE)
The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration and credit quality of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Credit quality is a measure of a borrower’s creditworthiness or risk of default. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Same.
Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each Fund asset on the Fund’s NAV.  This sell discipline, together with the Selection Process, constitutes the Fund’s strategy to achieve its investment objective.  If a Fund asset’s price stays within a range of acceptable prices, the Fund asset will continue to be held.  If a Fund asset’s price falls below the bottom of an acceptable price range, the Fund asset will be identified to sell.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. The sell discipline operates independently of, and in addition to, any investment model changes. During periods of high market volatility, a significant amount of Fund holdings may be sold, resulting in a significant allocation to cash or cash equivalents in the Fund.

Same.
The Fund is an actively managed ETF.  The Sub-Advisor actively manages the Fund’s portfolio.  As a result, the portfolio turnover rate for the Fund may be high.  The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.
Same.

Past Performance. The following performance information indicates some of the risks of investing in the Funds. The bar chart shows the Funds’ performance for the calendar years ended December 31. The table illustrates how the Funds’ average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Currently the Acquiring Fund operates as the WBI BullBear Rising Income 1000 ETF and will become the WBI BullBear Rising Income 3000 ETF after giving effect to the Reorganization. A Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on www.wbishares.com, the Funds’ “Website”, or by calling the Funds toll-free at (855) WBI‑ETFS or (855) 924-3837.

WBI BullBear Rising Income 2000 ETF (WBIA)
For the year-to-date period ended June 30, 2019, the Fund’s total return was -9.83%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 6.77% for the quarter ended December 31, 2016, and the lowest quarterly return was -14.60% for the quarter ended September 30, 2015.

Average Annual Total Returns
For the Period Ended December 31, 2018

WBI BullBear Rising Income 2000 ETF	1 Year	Since Inception (8/25/2014)
Return Before Taxes	-14.70%	-3.29%
Return Before Taxes on Distributions	-14.88%	-3.40%
Return After Taxes on Distributions and Sale of Fund Shares	-8.55%	-2.46
Russell 2000® Value Index	-12.86%	3.79%
(reflects no deduction for fees, expenses, or taxes)
Russell 2500® Value Index	-12.36%	3.28%
(reflects no deduction for fees, expenses, or taxes)

WBI Bull Bear Rising Income 1000 ETF (WBIE)
For the year-to-date period ended June 30, 2019, the Fund’s total return was 4.22%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.25% for the quarter ended September 30, 2018, and the lowest quarterly return was -10.61% for the quarter ended December 31, 2018.

Average Annual Total Returns
For the Period Ended December 31, 2018

WBI BullBear Rising Income 1000 ETF	1 Year	Since Inception (8/25/2014)
Return Before Taxes	-2.85%	0.73%
Return Before Taxes on Distributions	-3.07%	0.56%
Return After Taxes on Distributions and Sale of Fund Shares	-1.52%	0.56%
Russell 3000® Index	-5.24%	7.05%
(reflects no deduction for fees, expenses, or taxes)
Russell 1000® Value Index	-8.27%	4.59%
(reflects no deduction for fees, expenses, or taxes)

Effective as of the date of the Reorganization, the Fund’s benchmark will change from the Russell 1000® Value Index to the Russell 3000® Index. This change will be made in conjunction with the change in the Fund’s strategy from a large-cap fund to an all-cap fund.
Average annual total returns are shown on a before- and after-tax basis for the Fund.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.  After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

WBI BullBear Value 2000 ETF (WBIB) Compared to WBI BullBear Value 3000 ETF (WBIF)
(Currently the WBI BullBear Value 1000 ETF (WBIF))

Principal Investment Strategies. The following is a comparison of the current principal investment strategies of the WBI BullBear Value 2000 ETF and the WBI BullBear Value 3000 ETF. As stated earlier, at the time the Reorganizations are completed, the WBI BullBear Value 1000 ETF will change its name to the WBI BullBear Value 3000 ETF and the WBI BullBear Value 1000 ETF’s investment strategies will change to the investment strategies described below.

The WBI BullBear Value 2000 ETF and the WBI BullBear Value 1000 ETF are currently permitted to invest across companies of all capitalization sizes, however historically the WBI BullBear Value 2000 ETF focused on small and mid-capitalization companies, while the WBI BullBear Value 1000 ETF focused on large capitalization companies. Following the Reorganization, the WBI BullBear Value 3000 ETF will invest across companies of all capitalization sizes, without a capitalization size focus.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Value 3000 ETF (WBIF) (after Reorganization)
The Fund invests in the equity securities of small-capitalization and mid-capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”) believes display an attractive discount in a company’s intrinsic value relative to its market price, and in other tactical investment opportunities.

The Fund will seek to invest in the equity securities of small-capitalization, mid-capitalization, and large capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, Inc., the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and in other tactical investment opportunities.

These securities will be selected on the basis of the Sub-Advisor’s investment process which includes a buy and sell discipline. The Fund’s buy discipline is driven by the Sub-Advisor’s proprietary selection process (“Selection Process”), as described further below. Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold a significant percentage of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.

Same.
Small-capitalization and mid-capitalization companies are those that have lower market capitalization than large capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Small and mid-sized companies in non-U.S. markets may have capitalizations that differ from the U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

Large-capitalization companies are those that have higher market capitalization than small and mid capitalization companies in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of greater than approximately $10 billion. Conversely, Small-capitalization and mid-capitalization companies are those that have lower market capitalization than large capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Each of large, small and mid capitalization companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Value 3000 ETF (WBIF) (after Reorganization)
The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and master limited partnerships (businesses organized as partnerships which trade on public exchanges) (“MLPs”). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating, and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate, or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Same.
The Fund may invest in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, and using combinations of calls and puts. The Fund may also use options on indices.

The Fund may invest in domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, and using combinations of calls and puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

The Fund may invest without limitation in securities of small-capitalization, mid-capitalization, and large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

Although the Fund is limited as to the percentage of its net assets that may be directly invested in certain asset classes, the Fund may obtain investment exposure to such asset classes in excess of such limits by investing indirectly in such asset classes through other investment companies, including other ETFs with exposure to such asset classes. Consequently, investments in such pooled investment vehicles may result in aggregate direct and indirect investment exposure to an asset class in excess of the limit up to which the applicable Fund may invest directly in such assets.

Same.
The investment process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management, and such an approach is used (in part) to achieve the Fund’s investment objective.

Same.
The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive value characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

Same.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Value 3000 ETF (WBIF) (after Reorganization)
The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration and credit quality of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Credit quality is a measure of a borrower’s creditworthiness or risk of default. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Same.
Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each Fund asset on the Fund’s NAV.  This sell discipline, together with the Selection Process, constitutes the Fund’s strategy to achieve its investment objective.  If a Fund asset’s price stays within a range of acceptable prices, the Fund asset will continue to be held.  If a Fund asset’s price falls below the bottom of an acceptable price range, the Fund asset will be identified to sell.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. The sell discipline operates independently of, and in addition to, any investment model changes. During periods of high market volatility, a significant amount of Fund holdings may be sold, resulting in a significant allocation to cash or cash equivalents in the Fund.

Same.
The Fund is an actively managed ETF.  The Sub-Advisor actively manages the Fund’s portfolio.  As a result, the portfolio turnover rate for the Fund may be high.  The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Same.

Past Performance. The following performance information indicates some of the risks of investing in the Funds. The bar chart shows the Funds’ performance for the calendar years ended December 31. The table illustrates how the Funds’ average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Currently the Acquiring Fund operates as the WBI BullBear Value 1000 ETF and will become the WBI BullBear Value 3000 ETF after giving effect to the Reorganization. A Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on www.wbishares.com, the Funds’ “Website”, or by calling the Funds toll-free at (855) WBI‑ETFS or (855) 924-3837.

WBI BullBear Value 2000 ETF (WBIB)

For the year-to-date period ended June 30, 2019, the Fund’s total return was -2.87%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 11.13% for the quarter ended December 31, 2016, and the lowest quarterly return was -11.39% for the quarter ended December 31, 2018.

Average Annual Total Returns
For the Period Ended December 31, 2018

WBI BullBear Value 2000 ETF	1 Year	Since Inception (8/25/2014)
Return Before Taxes	-19.59%	-3.34%
Return Before Taxes on Distributions	-19.77%	-3.50%
Return After Taxes on Distributions and Sale of Fund Shares	-11.44%	-2.49%
Russell 2000® Value Index	-12.86%	3.79%
(reflects no deduction for fees, expenses, or taxes)
Russell 2500® Value Index	-12.36%	3.28%
(reflects no deduction for fees, expenses, or taxes)

WBI Bull Bear Value 1000 ETF (WBIF)
For the year-to-date period ended June 30, 2019, the Fund’s total return was -2.53%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.27% for the quarter ended December 31, 2016, and the lowest quarterly return was -10.27% for the quarter ended December 31, 2018.

Average Annual Total Returns
For the Period Ended December 31, 2018

WBI BullBear Value 1000 ETF	1 Year	Since Inception (8/25/2014)
Return Before Taxes	-4.15%	2.92%
Return Before Taxes on Distributions	-4.38%	2.72%
Return After Taxes on Distributions and Sale of Fund Shares	-2.28%	2.24%
Russell 3000® Value Index	-8.58%	4.54%
(reflects no deduction for fees, expenses, or taxes)
Russell 1000® Value Index	-8.27%	4.59%
(reflects no deduction for fees, expenses, or taxes)

Effective as of the date of the Reorganization the Fund’s benchmark will change from the Russell 1000® Value Index to the Russell 3000® Value Index. This change will be made in conjunction with the change in the Fund’s strategy from a large-cap fund to an all-cap fund.

Average annual total returns are shown on a before- and after-tax basis for the Fund.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.  After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

WBI BullBear Yield 2000 ETF (WBIC) Compared to WBI BullBear Yield 3000 ETF (WBIG)
(Currently the WBI BullBear Yield 1000 ETF (WBIG))

Principal Investment Strategies. The following is a comparison of the current principal investment strategies of the WBI BullBear Yield 2000 ETF and the WBI BullBear Yield 3000 ETF. As stated earlier, at the time the Reorganizations are completed, the WBI BullBear Yield 1000 ETF will change its name to the WBI BullBear Yield 3000 ETF and the WBI BullBear Yield 1000 ETF’s investment strategies will change to the investment strategies described below.

The WBI BullBear Yield 2000 ETF and the WBI BullBear Yield 1000 ETF are currently permitted to invest across companies of all capitalization sizes, however historically the WBI BullBear Yield 2000 ETF focused on small and mid-capitalization companies, while the WBI BullBear Yield 1000 ETF focused on large capitalization companies. Following the Reorganization, the WBI BullBear Yield 3000 ETF will invest across companies of all capitalization sizes, without a capitalization size focus.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Yield 3000 ETF (WBIG) (after Reorganization)
The Fund will seek to invest in the dividend-paying equity securities of small-capitalization and mid-capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display attractive dividend payment prospects, and in other tactical investment opportunities.

The Fund will seek to invest in the equity securities of small-capitalization, mid-capitalization, and large capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, Inc., the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and in other tactical investment opportunities.

These securities will be selected on the basis of the Sub-Advisor’s investment process which includes a buy and sell discipline. The Fund’s buy discipline is driven by the Sub-Advisor’s proprietary selection process (“Selection Process”), as described further below. Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold a significant percentage of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.

Same.
Small-capitalization and mid-capitalization companies are those that have lower market capitalization than large capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Small and mid-sized companies in non-U.S. markets may have capitalizations that differ from the U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

Large-capitalization companies are those that have higher market capitalization than small and mid capitalization companies in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of greater than approximately $10 billion. Conversely, Small-capitalization and mid-capitalization companies are those that have lower market capitalization than large capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Each of large, small and mid capitalization companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Yield 3000 ETF (WBIG) (after Reorganization)
The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and master limited partnerships (businesses organized as partnerships which trade on public exchanges) (“MLPs”). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating, and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate, or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities).

Same.
The Fund may invest in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, and using combinations of calls and puts. The Fund may also use options on indices.

The Fund may invest in domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, and using combinations of calls and puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

The Fund may invest without limitation in securities of small-capitalization, mid-capitalization, and large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

Although the Fund is limited as to the percentage of its net assets that may be directly invested in certain asset classes, the Fund may obtain investment exposure to such asset classes in excess of such limits by investing indirectly in such asset classes through other investment companies, including other ETFs with exposure to such asset classes. Consequently, investments in such pooled investment vehicles may result in aggregate direct and indirect investment exposure to an asset class in excess of the limit up to which the applicable Fund may invest directly in such assets.

Same.
The investment process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management, and such an approach is used (in part) to achieve the Fund’s investment objective.

Same.
The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive yield characteristics for the selected universe of securities. The consistency of dividend payments is generally a part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

Same.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Yield 3000 ETF (WBIG) (after Reorganization)
The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration and credit quality of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Credit quality is a measure of a borrower’s creditworthiness or risk of default. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Same.
Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each Fund asset on the Fund’s NAV.  This sell discipline, together with the Selection Process, constitutes the Fund’s strategy to achieve its investment objective.  If a Fund asset’s price stays within a range of acceptable prices, the Fund asset will continue to be held.  If a Fund asset’s price falls below the bottom of an acceptable price range, the Fund asset will be identified to sell.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. The sell discipline operates independently of, and in addition to, any investment model changes. During periods of high market volatility, a significant amount of Fund holdings may be sold, resulting in a significant allocation to cash or cash equivalents in the Fund.

Same.
The Fund is an actively managed ETF.  The Sub-Advisor actively manages the Fund’s portfolio.  As a result, the portfolio turnover rate for the Fund may be high.  The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.
Same.

Past Performance. The following performance information indicates some of the risks of investing in the Funds. The bar chart shows the Funds’ performance for the calendar years ended December 31. The table illustrates how the Funds’ average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Currently the Acquiring Fund operates as the WBI BullBear Yield 1000 ETF and will become the WBI BullBear Yield 3000 ETF after giving effect to the Reorganization. A Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on www.wbishares.com, the Funds’ “Website”, or by calling the Funds toll-free at (855) WBI‑ETFS or (855) 924-3837.

WBI BullBear Yield 2000 ETF (WBIC)
For the year-to-date period ended June 30, 2019, the Fund’s total return was -14.61%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 6.70% for the quarter ended December 31, 2016, and the lowest quarterly return was -11.43% for the quarter ended December 31, 2018.

Average Annual Total Returns
For the Period Ended December 31, 2018

WBI BullBear Yield 2000 ETF	1 Year	Since Inception (8/25/2014)
Return Before Taxes	-9.43%	-3.85%
Return Before Taxes on Distributions	-9.73%	-4.15%
Return After Taxes on Distributions and Sale of Fund Shares	-5.33%	-2.87%
Russell 2000® Value Index	-12.86%	3.79%
(reflects no deduction for fees, expenses, or taxes)
Russell 2500® Value Index	-12.36%	3.28%
(reflects no deduction for fees, expenses, or taxes)

WBI Bull Bear Yield 1000 ETF (WBIG)
For the year-to-date period ended June 30, 2019, the Fund’s total return was -5.22%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.90% for the quarter ended December 31, 2017, and the lowest quarterly return was -12.03% for the quarter ended December 31, 2018.

Average Annual Total Returns
For the Period Ended December 31, 2018

WBI BullBear Yield 1000 ETF	1 Year	Since Inception (8/25/2014)
Return Before Taxes	-7.98%	-0.33%
Return Before Taxes on Distributions	-8.27%	-0.59%
Return After Taxes on Distributions and Sale of Fund Shares	-4.49%	-0.25%
Russell 3000® Value Index	-8.58%	4.54%
(reflects no deduction for fees, expenses, or taxes)
Russell 1000® Value Index	-8.27%	4.59%
(reflects no deduction for fees, expenses, or taxes)

Effective as of the date of the Reorganization, the Fund’s benchmark will change from the Russell 1000® Value Index to the Russell 3000® Value Index. This change will be made in conjunction with the change in the Fund’s strategy from a large-cap fund to an all-cap fund.

Average annual total returns are shown on a before- and after-tax basis for the Fund.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.  After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

WBI BullBear Quality 2000 ETF (WBID) Compared to WBI BullBear Quality 3000 ETF (WBIL)
(Currently the WBI BullBear Quality 1000 ETF (WBIL))

Principal Investment Strategies. The following is a comparison of the current principal investment strategies of the WBI BullBear Quality 2000 ETF and the WBI BullBear Quality 3000 ETF. As stated earlier, at the time the Reorganizations are completed, the WBI BullBear Quality 1000 ETF will change its name to the WBI BullBear Quality 3000 ETF and the WBI BullBear Quality 1000 ETF’s investment strategies will change to the investment strategies described below.

The WBI BullBear Quality 2000 ETF and the WBI BullBear Quality 1000 ETF are currently permitted to invest across companies of all capitalization sizes, however historically the WBI BullBear Quality 2000 ETF focused on small and mid-capitalization companies, while the WBI BullBear Quality 1000 ETF focused on large capitalization companies. Following the Reorganization, the WBI BullBear Quality 3000 ETF will invest across companies of all capitalization sizes, without a capitalization size focus.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Quality 3000 ETF (WBIL) (after Reorganization)
The Fund will seek to invest in the equity securities of small-capitalization and mid-capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display an attractive financial condition and prospects for ongoing financial stability, and in other tactical investment opportunities.

The Fund will seek to invest in the equity securities of small-capitalization, mid-capitalization, and large capitalization domestic and foreign companies that WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, Inc., the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and in other tactical investment opportunities.

These securities will be selected on the basis of the Sub-Advisor’s investment process which includes a buy and sell discipline. The Fund’s buy discipline is driven by the Sub-Advisor’s proprietary selection process (“Selection Process”), as described further below. Cash and cash equivalents are some of the investment opportunities evaluated by the Selection Process. From time to time, the Fund may invest in and hold a significant percentage of its net assets in cash or cash equivalents as part of the normal operation of its investment strategy.

Same.
Small-capitalization and mid-capitalization companies are those that have lower market capitalization than large capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Small and mid-sized companies in non-U.S. markets may have capitalizations that differ from the U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

Large-capitalization companies are those that have higher market capitalization than small and mid capitalization companies in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of greater than approximately $10 billion. Conversely, Small-capitalization and mid-capitalization companies are those that have lower market capitalization than large capitalization companies in their primary market. For publicly-traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $10 billion. Each of large, small and mid capitalization companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Quality 3000 ETF (WBIL) (after Reorganization)
The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and master limited partnerships (businesses organized as partnerships which trade on public exchanges) (“MLPs”). The types of debt securities in which the Fund will generally invest (or through which it will seek debt exposure) include fixed, floating, and variable rate corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate, or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio managers’ assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities).

Same.
The Fund may invest in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, and using combinations of calls and puts. The Fund may also use options on indices.

The Fund may invest in domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, and using combinations of calls and puts. The Fund may also use options on indices.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

The Fund may invest without limitation in securities of small-capitalization, mid-capitalization, and large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds. The Fund may also invest in other investment companies, including other ETFs, up to the limits specified in the Investment Company Act of 1940 (“1940 Act”) or in reliance on exemptions therefrom.

Although the Fund is limited as to the percentage of its net assets that may be directly invested in certain asset classes, the Fund may obtain investment exposure to such asset classes in excess of such limits by investing indirectly in such asset classes through other investment companies, including other ETFs with exposure to such asset classes. Consequently, investments in such pooled investment vehicles may result in aggregate direct and indirect investment exposure to an asset class in excess of the limit up to which the applicable Fund may invest directly in such assets.

Same.
The investment process used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management, and such an approach is used (in part) to achieve the Fund’s investment objective.

Same.
The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate securities in an attempt to find companies with attractive financial stability characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then purchases qualifying securities using available cash.

Same.

Acquired Fund	Acquiring Fund (after Reorganization)
WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Quality 3000 ETF (WBIL) (after Reorganization)
The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration and credit quality of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Credit quality is a measure of a borrower’s creditworthiness or risk of default. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Same.
Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each Fund asset on the Fund’s NAV.  This sell discipline, together with the Selection Process, constitutes the Fund’s strategy to achieve its investment objective.  If a Fund asset’s price stays within a range of acceptable prices, the Fund asset will continue to be held.  If a Fund asset’s price falls below the bottom of an acceptable price range, the Fund asset will be identified to sell.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. The sell discipline operates independently of, and in addition to, any investment model changes. During periods of high market volatility, a significant amount of Fund holdings may be sold, resulting in a significant allocation to cash or cash equivalents in the Fund.

Same.
The Fund is an actively managed ETF.  The Sub-Advisor actively manages the Fund’s portfolio.  As a result, the portfolio turnover rate for the Fund may be high.  The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.
Same.

Past Performance. The following performance information indicates some of the risks of investing in the Funds. The bar chart shows the Funds’ performance for the calendar years ended December 31. The table illustrates how the Funds’ average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Currently the Acquiring Fund operates as the WBI BullBear Quality 1000 ETF and will become the WBI BullBear Quality 3000 ETF after giving effect to the Reorganization. A Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on www.wbishares.com, the Funds’ “Website”, or by calling the Funds toll-free at (855) WBI‑ETFS or (855) 924-3837.

WBI BullBear Quality 2000 ETF (WBID)
For the year-to-date period ended June 30, 2019, the Fund’s total return was -13.84%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 9.28% for the quarter ended December 31, 2016, and the lowest quarterly return was -12.73% for the quarter ended December 31, 2018.

Average Annual Total Returns
For the Period Ended December 31, 2018

WBI BullBear Quality 2000 ETF	1 Year	Since Inception (8/25/2014)
Return Before Taxes	-13.12%	-3.38%
Return Before Taxes on Distributions	-13.31%	-3.51%
Return After Taxes on Distributions and Sale of Fund Shares	-7.61%	-2.53%
Russell 2000® Value Index	-12.86%	3.79%
(reflects no deduction for fees, expenses, or taxes)
Russell 2500® Value Index	-12.36%	3.28%
(reflects no deduction for fees, expenses, or taxes)

WBI Bull Bear Quality 1000 ETF (WBIL)
For the year-to-date period ended June 30, 2019, the Fund’s total return was 5.08%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.80% for the quarter ended December 31, 2016, and the lowest quarterly return was -12.60% for the quarter ended December 31, 2018.

Average Annual Total Returns
For the Period Ended December 31, 2018

WBI BullBear Quality 1000 ETF	1 Year	Since Inception (8/25/2014)
Return Before Taxes	-9.38%	0.25%
Return Before Taxes on Distributions	-9.56%	0.11%
Return After Taxes on Distributions and Sale of Fund Shares	-5.40%	0.19%
Russell 3000® Index	-5.24%	7.05%
(reflects no deduction for fees, expenses, or taxes)
Russell 1000® Value Index	-8.27%	4.59%
(reflects no deduction for fees, expenses, or taxes)

Effective as of the date of the Reorganization, the Fund’s benchmark will change from the Russell 1000® Value Index to the Russell 3000® Index. This change will be made in conjunction with the change in the Fund’s strategy from a large-cap fund to an all-cap fund.

Average annual total returns are shown on a before- and after-tax basis for the Fund.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.  After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

* * * * * * * * * * * * *

Shareholders should read the more complete information contained elsewhere in this Information Statement/Prospectus, the Prospectuses and Statements of Additional Information of the Acquired Funds and the Acquiring Funds, and the Reorganization Agreement.

INFORMATION ABOUT THE REORGANIZATIONS

Reorganization Agreement. The Reorganization Agreement sets forth the terms by which each Acquired Fund will be reorganized into the corresponding Acquiring Fund. The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement. The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the Reorganizations.

The Reorganizations. The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of an Acquired Fund to the corresponding Acquiring Fund, the Acquiring Fund will issue to the Acquired Fund that number of Acquiring Fund shares (and cash in lieu of fractional shares, if any) having an aggregate net asset value equal in value to the aggregate net asset value of the Acquired Fund, calculated as of the closing date of the applicable Reorganization (the “Closing Date”). The Acquired Fund will redeem its shares in exchange for the Acquiring Fund shares received by it and will distribute such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. The Acquired Fund shareholders will receive the Acquiring Fund shares based on their holdings in the Acquired Fund as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of the applicable Reorganization, each shareholder of the Acquired Fund will own that number of shares of the corresponding Acquiring Fund (plus cash received in lieu of fractional shares, if any) equal in value to the aggregate net asset value of such shareholder’s shares held in the Acquired Fund as of the Valuation Time. However, as an exchange-traded fund, the market price of Acquiring Fund shares may be greater or less than its net asset value per share. After the Reorganization, all of the issued and outstanding shares of each Acquired Fund will be canceled and the transfer agent’s books of the Acquired Fund will be permanently closed.

Shares of each Fund are listed for trading on NYSE Arca, Inc. In preparation for the closing of the Reorganizations, trading in shares of the Acquired Funds is expected to be suspended as of close of business on Thursday, October 24, 2019.

Each Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Acquired Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the performance in all material respects of the agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of each Reorganization will be at the close of business on or about October 25, 2019, or such other date as is agreed to by the parties.

The Reorganization Agreement may be amended by the authorized officers of the Trust; provided, however, that no such amendment may change the provisions for determining the number of Acquiring Fund shares to be issued to the Acquired Fund shareholders to the detriment of such shareholders without the Board’s approval.

Repositioning of the Acquired Fund’s Portfolio Assets. Due to the similarities in investment objective, investment strategies and risks, and size of each Fund, a repositioning of the portfolio assets of an Acquired Fund or its Acquiring Fund, either before or after the Reorganization, is not anticipated. If any sales were to occur due to a repositioning of the portfolio assets of an Acquired Fund, the actual tax impact of such sales would depend on the difference between the price at which such portfolio assets were sold and the Acquired Fund’s basis in such assets. Any capital gains recognized from sales occurring due to a repositioning of the portfolio assets of an Acquired Fund would be distributed to the Acquired Fund’s shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions would be taxable to shareholders.

Federal Income Tax Consequences. Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of each Reorganization to shareholders of the applicable Acquired Fund. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Information Statement/Prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganizations does not address all aspects of U.S. federal income taxation that may be important to a holder of the Acquired Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of a Reorganization or of any transactions other than the Reorganization.

Note: Acquired Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

The Funds will receive an opinion from the law firm of K&L Gates LLP to the effect that each Reorganization will qualify as a “reorganization” under Section 368(a) of the Code. Therefore, the transfer by an Acquired Fund of its assets in exchange for shares of the corresponding Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the corresponding Acquired Fund will be treated as a “reorganization” within the meaning of Section 368(a) of the Code, and each Fund will be treated as a “party to a reorganization” within the meaning of Section 368(b) of the Code.

No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the corresponding Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

No gain or loss will be recognized by an Acquired Fund upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in complete liquidation (in pursuance of the Reorganization Agreement) pursuant to Section 361(c)(l) of the Code.

The tax basis of the assets of an Acquired Fund received by the corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

The holding periods of the assets of an Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.

No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of all of their Acquired Fund shares for Acquiring Fund shares pursuant to Section 354(a) of the Code (except with respect to cash, if any, received in lieu of fractional shares).

The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of an Acquired Fund will be the same as the aggregate tax basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(l) of the Code (reduced with respect to cash, if any, received in lieu of fractional shares).

The holding period of Acquiring Fund shares received by a shareholder of an Acquired Fund will include the holding period of the Acquired Fund shares exchanged therefor, provided that the shareholder held Acquired Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

For purposes of Section 381 of the Code, an Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section l.381(b)-l(b) of the Income Tax Regulations, the items of the corresponding Acquired Fund described in Section 38l(c) of the Code, subject to the conditions and limitations specified in Sections 381,382,383 and 384 of the Code and, if applicable, the income tax regulations promulgated thereunder.

Such opinion shall be based on customary assumptions and shall be conditioned on (1) such representations as K&L Gates LLP, counsel providing the opinion, may reasonably request (and the Funds will cooperate to make and certify the accuracy of such representations) all being true and complete on the Closing Date, and (2) the Reorganization's consummation in accordance with the Reorganization Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendments thereof that K&L Gates LLP has not approved). The foregoing opinion may state that no opinion is expressed as to the effect of a Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

If any of the representations or covenants of the Trust as described in the Reorganization Agreement is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein will neither bind the Internal Revenue Service (“IRS”), nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated. No ruling has been or will be requested from the IRS in connection with this transaction. A successful challenge to the tax-free status of a Reorganization by the IRS would result in Acquired Fund shareholders recognizing gain or loss with respect to each Acquired Fund share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of each Acquiring Fund share received in exchange therefore. In such event, a shareholder’s aggregate basis in the shares of the Acquiring Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held the Acquired Fund shares. No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders should consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Prior to the Closing Date, each Acquired Fund will declare a distribution or distributions to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date (after reduction for any capital loss carryforward). As of June 30, 3018 the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

Acquired Fund
	Short-Term	Long-Term
WBI BullBear Rising Income 2000 ETF	$18,736,246	$ —
WBI BullBear Value 2000 ETF	$11,706,521	$ —
WBI BullBear Yield 2000 ETF	$23,974,223	$ —
WBI BullBear Quality 2000 ETF	$15,412,481	$ —
Acquiring Fund
	Short-Term	Long-Term
WBI BullBear Rising Income 3000 ETF	$19,057,343	$ —
WBI BullBear Value 3000 ETF	$3,086,432	$ 642
WBI BullBear Yield 3000 ETF	$14,309,658	$ —
WBI BullBear Quality 3000 ETF	$10,730,384	$ —

A Fund’s ability to carry forward capital losses, if any, and to use them to offset future gains may be limited as a result of a Reorganization. “Pre-acquisition losses” of either an Acquired Fund or the corresponding Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund. Additionally, if one Fund has net unrecognized gains above a certain threshold as of the date of a Reorganization (“built-in gains”), the other Fund’s pre-Reorganization losses cannot be used to offset such built-in gains if they are recognized during the five-year period beginning on the date of the Reorganization.

Generally, when ownership of a corporation with capital loss carryforwards, such as an Acquired Fund, changes for tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of capital loss carryforwards following the change in ownership. The amount of such loss carryforwards that can be used each year to offset post-acquisition income would generally be determined by multiplying the "federal long-term tax-exempt rate" (the applicable rate as of August 2019 was 2.09%) by the value of the outstanding shares of the Acquired Fund (possibly subject to adjustment for purposes of these rules) immediately prior to the Reorganization.

In addition, a Reorganization will result in the spreading of tax benefits and tax costs across the larger shareholder base of the combined Fund. On the one hand, the shareholders of an Acquired Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive larger taxable distributions than they would have had the Reorganization not occurred. Additionally, any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset post-Reorganization capital gains otherwise distributed to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred. On the other hand, any pre-acquisition losses of the

Acquiring Fund remaining after the operation of the limitation rules described above will be available to offset capital gains of the combined Fund realized after the Reorganization other than Acquired Fund built-in gains (as described above), potentially resulting in a tax benefit to the Acquired Fund shareholders.

The amount of realized and unrealized gains and losses of each Fund party to a Reorganization, as well as the size of each Fund, at the time of the Reorganization will determine the extent to which the Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. Thus, the impact of the rules described above will depend on factors that are currently unknown, such that this impact cannot be calculated precisely prior to the Reorganization.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end June 30, 2019, or for any other tax years which are open for exam. As of June 30, 2019, the Acquiring Funds’ and the Acquired Funds’ open tax years include the tax years ended June 30, 2015 through 2018. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.

Shareholders of an Acquired Fund may sell their shares at any time prior to the closing of the Reorganization. Generally, such sale would be a taxable transaction. Shareholders are advised to consult their own tax advisers on the U.S. federal income tax consequences of any such sale, as well as the effects of state, local and non-U.S. tax laws.

Board Considerations

In considering the approval of the Reorganization Agreement, the Board requested and evaluated information provided by WBI regarding the Reorganizations. The Board also considered the recommendation of WBI, discussions with representatives of WBI, and the Board’s fiduciary duties under federal and state law. The Board considered the future of the Acquired Funds and the advantages of reorganizing the Acquired Funds into the Acquiring Funds. Among other things, the Board, including the Independent Trustees with the assistance of their counsel, reviewed the overall proposal for the Reorganizations, the principal terms and conditions of the Reorganization Agreement, including that the Reorganizations were expected to be consummated on a tax-free basis, and certain other materials provided to the Board. At its meeting on July 31, 2019, the Board, including the Independent Trustees, concluded that each Fund’s participation in the relevant Reorganization is in that Fund’s best interests, and that the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganizations, and approved the Reorganization Agreement.

In approving the Reorganizations, the Board considered various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive. The determinations were made on the basis of the business judgment of the Board after consideration of all of the factors taken as a whole, though individual members of the Board may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

•	The Reorganizations would permit shareholders of the Acquired Funds to continue to pursue the same investment objective in the Acquiring Funds;

•	The Acquired Funds and the Acquiring Funds each have the same fundamental and non-fundamental investment restrictions;

•
Each Acquired Fund and corresponding Acquiring Fund have similar investment strategies, except that unlike the Acquiring Fund which focuses its investments in small and mid-capitalization companies, the Acquiring Fund will invest across companies of all capitalization sizes, without a capitalization size focus;

•
The Acquired Funds and the Acquiring Funds each have the same investment adviser and the same investment sub-adviser and portfolio managers responsible for day-to-day management of the portfolio. There would be no change to any of the Funds’ other service providers after the Reorganizations;

•	The costs and expenses of portfolio repositioning, if any, in connection with the Reorganizations are not expected to be material to the shareholders of the Acquired Funds or the Acquiring Funds;

•	The Board will continue to oversee the Acquiring Funds;

•	The Acquired Funds and the Acquiring Funds have the same management fee of 0.85% and the same expense cap of 1.25%, and WBI will maintain each Acquiring Funds’ expense cap through October 31, 2019;

•	The Reorganizations will result in shareholders of each Acquired Fund having the same or lower total annual operating expense ratio in the corresponding Acquiring Fund;

•	The Acquiring Funds will each be the accounting/performance survivor in the Reorganizations;

•	WBI’s representation that the long-term viability of each Acquired Fund is in question due to its small size;

•
Each Reorganization, as contemplated by the Reorganization Agreement, will be a tax-free reorganization for the Funds and their shareholders. Each Acquired Fund shareholder would receive a number of shares of the corresponding Acquiring Fund (and cash in lieu of fractional shares, If any) equal in value to the aggregate net asset value of their Acquired Fund shares immediately prior to the Reorganization. No sales charges or other transaction fees would be imposed on shareholders by a Fund in connection with the Reorganizations;

•
WBI’s representation that the total cost of the Reorganization are estimated to be approximately $100,000, and that the expenses will be shared by WBI and the Funds. WBI will pay 50% of the costs, the Acquired Funds will pay 25% of the costs, and the Acquiring Funds will pay the remaining 25% of the costs.

•	The interests of the shareholders of the Acquired Funds and the Acquiring Funds will not be diluted as a result of the Reorganizations.

The Board also considered that WBI is subject to certain conflicts of interest in recommending the Reorganizations. The Board noted and considered that the Reorganizations could relieve WBI of the obligation to continue to subsidize certain Acquired Funds under the Expense Limitation Agreement, while retaining the assets by combining them with the corresponding Acquiring Funds. The Board further considered that the Expense Limitation Agreement for the Acquired Funds expires pursuant to its terms on October 31, 2019, and that WBI has no obligation to continue the Expense Limitation Agreement beyond its expiration. The Board considered that, if the Acquiring Funds’ total net assets increase over time as a result of the Reorganizations, WBI could benefit from an increase in advisory fees.

The Board also considered alternatives to the Reorganization, such as the liquidation of the Acquired Funds. In considering the alternative of liquidation and its potential tax consequences to shareholders, the Board noted that (1) Acquired Fund shareholders not wishing to become part of the corresponding Acquiring Fund could sell their shares of the Acquired Fund at any time prior to the closing of the Reorganization without penalty, but may have tax consequences in connection with such sale and (2) that the Reorganizations would allow shareholders of the Acquired Funds who wished to retain their investment to do so in a fund with the same investment objective and similar investment strategy managed by the same investment adviser and sub-adviser and in the same manner.

Furthermore, the Board considered that Rule 17a-8(a)(3) under the Investment Company Act permits a merger of affiliated companies without obtaining shareholder approval if certain conditions are met. The Board determined that all these conditions had been met. After consideration of the factors noted above, together with other factors and information considered to be relevant, the Board determined that the Reorganizations are in the best interests of shareholders of each of the Acquired Funds and the Acquiring Funds and their respective shareholders and that the interests of their respective shareholders would not be diluted as a result of the Reorganizations, and accordingly, unanimously approved the Reorganization Agreement.

Costs and Expenses of the Reorganization. The Reorganization Agreement provides that the direct expenses of the Reorganization will be shared by WBI and the Funds. WBI will pay 50% of the costs, the Acquired Funds will pay 25% of the costs, and the Acquiring Funds will pay the remaining 25% of the costs. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Information Statement/Prospectus; (b) postage and mailing; (c) printing, (d) accounting fees; and (e) legal fees.

Capitalization. The following table sets forth the capitalization of the Acquired Funds and the Acquiring Funds as of December 31, 2018, and on a pro forma basis after giving effect to the Reorganizations.

Fund Capitalization as of December 31, 2018	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Fund
WBI BullBear Rising Income 2000 ETF (WBIA)	$37,041,230	$1,750,000	$21.17
WBI BullBear Value 2000 ETF (WBIB)	$32,411,906	$1,550,000	$20.91
WBI BullBear Yield 2000 ETF (WBIC)	$56,794,312	$2,850,000	$19.93
WBI BullBear Quality 2000 ETF (WBID)	$32,567,150	$1,550,000	$21.01
Acquiring Fund
WBI BullBear Rising Income 3000 ETF (WBIE)	$43,749,646	$1,750,000	$25.00
WBI BullBear Value 3000 ETF (WBIF)	$36,927,228	$1,350,000	$27.35
WBI BullBear Yield 3000 ETF (WBIG)	$65,689,113	$2,800,000	$23.46
WBI BullBear Quality 3000 ETF (WBIL)	$34,476,208	$1,400,000	$24.63
Acquiring Fund – Pro Forma
WBI BullBear Rising Income 3000 ETF (WBIE)	$80,790,876	$3,500,000	$23.08
WBI BullBear Value 3000 ETF (WBIF)	$69,339,134	$2,900,000	$23.91
WBI BullBear Yield 3000 ETF (WBIG)	$122,483,425	$5,650,000	$21.68
WBI BullBear Quality 3000 ETF (WBIL)	$67,043,358	$2,950,000	$22.73

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchase and Redemption Policies. The purchase and redemption policies for the Funds are identical and are highlighted below. For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix B.

Each Fund issues and redeems shares on a continuous basis at NAV only in Creation Units comprised of blocks of 50,000 shares, or whole multiples thereof. Only an Authorized Participant that enters into an appropriate agreement with the Funds’ distributor may engage in such creation and redemption transactions directly with a Fund. A Fund’s Creation Units generally are issued and redeemed “in-kind”, for securities in the Fund, but may also be issued and redeemed in cash. Retail investors may acquire shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Distributions. Capital gains of the Funds are normally declared and paid annually. Dividends from net investment income are normally declared and paid with the following frequency:

Acquired Fund	Dividend Frequency	Acquiring Fund	Dividend Frequency
WBI BullBear Rising Income 2000 ETF (WBIA)	Quarterly	WBI BullBear Rising Income 3000 ETF (WBIE)	Quarterly
WBI BullBear Value 2000 ETF (WBIB)	Quarterly	WBI BullBear Value 3000 ETF (WBIF)	Quarterly
WBI BullBear Yield 2000 ETF (WBIC)	Monthly	WBI BullBear Yield 3000 ETF (WBIG)	Monthly
WBI BullBear Quality 2000 ETF (WBID)	Quarterly	WBI BullBear Quality 3000 ETF (WBIL)	Quarterly

Tax Information. Each Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation. If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Advisory and Sub-Advisory Agreement. Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and Millington Securities, Inc. (collectively, the “Advisory Agreements”), Millington continuously reviews, supervises, and administers each Fund’s investment program. In particular, Millington provides investment and operational oversight of the Sub-Advisor. The Board supervises Millington and establishes policies that Millington must follow in its day-to-day management activities.

WBI Investments, Inc. is an affiliate of WBI Trading Company, Inc. and acts as the “Sub-Advisor” to the Funds pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Don Schreiber, Jr. founded the Sub-Advisor in 1984 and serves as its Chief Executive Officer and is therefore a control person of the Sub-Advisor. The Sub-Advisor provides investment management services to the Funds and also provides management services to other accounts, including separately managed accounts, other Funds in the Trust, and mutual funds, using analysis, research, processes, and systems similar to those used in the management of the Funds. As a result, securities selected for the Fund may also be appropriate for, and owned in, other accounts under the Sub-Advisor’s management.

In consideration of the services to be provided by the Sub-Advisor pursuant to the Sub-Advisory Agreement, the Sub-Advisor is entitled to receive from Millington a management fee equal to 0.85% of each Fund’s average daily net assets, and Millington has delegated the Sub-Advisor to receive such fee directly from the Funds. Millington is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

Expense Limitation Agreement. The Sub-Advisor has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) and organizational costs (“Operating Expenses”) to no more than 1.25% of the average daily net assets for each Acquired Fund until at least October 31, 2019 and each Acquiring Fund until at least October 31, 2020.

The Sub-Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year, provided such continuance is approved by the Board on behalf of the Funds. The Board may terminate the Expense Limitation Agreement with respect to any Fund at any time. The Sub-Advisor may also terminate the Expense Limitation Agreement in respect of any Fund at the end of the then-current term upon not less than 90 days’ notice to the Fund. The terms of the Expense Limitation Agreement may be revised upon renewal. The Sub-Advisor is permitted to recoup from a Fund previously waived fees or reimbursed expenses for three years from the specific time in which fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s Operating Expenses to exceed the expense cap in place either at the time of recoupment or the time such fees were waived or expenses were reimbursed.

Please refer to “Summary – The Funds’ Fees and Expenses ” which illustrates the pro forma operating expenses for the Acquiring Funds after giving effect to the Reorganization. A discussion regarding the Board’s basis for approving the investment advisory and sub-advisory agreements for each Fund is included in the Funds’ annual report to shareholders dated June 30, 2018.

Valuation. The Acquired Funds and Acquiring Funds have the same Valuation Policy, which is more fully discussed in Appendix B, “Shareholder Information for the Funds.”

Description of the Securities to be Issued; Rights of Shareholders. Set forth below is a description of the Acquiring Funds shares to be issued to the shareholders of the Acquired Funds in the Reorganization. Also set forth below is a discussion of the rights of shareholders of each Fund. Because all Funds are series of the Trust, the Funds’ shares have identical characteristics.

The following is a summary of the material rights of shareholders of the Acquired Funds and the Acquiring Funds, but does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Trust’s Agreement and Declaration of Trust, and the Trust’s By-Laws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

Absolute Shares Trust
c/o Millington Securities, Inc.
331 Newman Springs Road, Suite 101
Red Bank, New Jersey 07701
(855) 924-3837
www.wbishares.com

Form of Organization. The Funds are series of the Trust, an open-end management investment company organized as a Delaware statutory trust on November 7, 2013.

Capital Stock. The Trust is authorized to issue an unlimited number of interests (or shares). The Acquired Funds and the Acquiring Funds are each a series formed by the Trust. Interests in the Acquired Funds and the Acquiring Funds are represented by shares of beneficial interest each with no par value. As of the date of this Information Statement/Prospectus, shares of eleven series of the Trust, including the Funds, are offered in the Funds’ prospectus and statement of additional information. The Trust may start additional series and offer shares of new funds under the Trust at any time.

Voting Rights. Each share of an Acquired Fund and an Acquiring Fund represents an interest in the respective Fund that is equal to and proportionate with each other share of that Fund. Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote. The Trust is not required to (nor does it) hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees. On any matters submitted to a vote of shareholders of a Fund, all shares are voted together without regard to class or series except when separate voting is required by the Investment Company Act or other applicable law.

Shareholder Liability. Delaware law does not include an express provision relating to the limitation of liability of the beneficial owners of a Delaware statutory trust. The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of the Trust. The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability. The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

Preemptive Rights. Shareholders shall have no preemptive or other right to subscribe to additional shares or other securities issued by the Trust or a Fund.

Fund Trustees and Officers. The Trust is managed by the Board. The persons sitting on the Board will continue to be the same after the Reorganizations.

Investment Adviser. Each Fund’s investment adviser is Millington Securities, Inc., 331 Newman Springs Road, Suite 101, Red Bank, New Jersey 07701. As of June 30, 2019, Millington had approximately $625,241,785 million in assets under management. Millington is an SEC-registered investment advisory firm that is wholly owned by WBI Trading Company, Inc. Millington is also a registered broker-dealer. Don Schreiber, Jr., a co-portfolio manager of the Funds, owns a controlling interest in WBI Trading Company, Inc. and is the sole director and Chief Executive Officer of Millington and is therefore a control person of Millington.

Investment Sub-Adviser. WBI Investments, Inc., located at 331 Newman Springs Road, Suite 122, Red Bank, New Jersey 07701, is an affiliate of Millington and of WBI Trading Company, Inc. and has been appointed by Millington to act as the investment sub-advisor to the Funds. The WBI is an SEC-registered investment advisory firm formed in 1984 and registered with the SEC in 1985, providing investment management services to mutual funds, individuals, high net worth individuals, charitable organizations, corporations, pension and profit-sharing plans, family limited partnerships, and fraternities.

Fund Management. WBI will continue to be responsible for providing investment sub-advisory/portfolio management services to the Acquiring Funds following the Reorganization. The co-lead portfolio managers for the Funds are Don Schreiber, Jr. and Steven Van Solkema. Each of the co-portfolio managers has equal authority to buy and sell securities for portfolio investments.

Name	Title	Managed the Funds Since
Don Schreiber, Jr.	Co-Chief Investment Officer	Inception in August 2014
Steven Van Solkema	Co-Chief Investment Officer	March 2019

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.

Other Fund Service Providers. The Funds use the services of U.S. Bank Global Fund Services (“Fund Services”) as their fund administrator, transfer agent, and securities lending agent. The Funds also use the services of U.S. Bank N.A., an affiliate of Fund Services, as their custodian. Upon completion of the Reorganization, Fund Services and U.S. Bank N.A. will continue to provide services to the Acquiring Funds.

Independent Auditors. KPMG LLP, 51 JFK Parkway, Short Hills, NJ 07078, serves as the independent registered public accounting firm for the Trust.

Ownership of Securities of the Funds. As of July 31, 2019, the Record Date, the Funds had the following number of shares issued and outstanding. As of the same date, trustees and officers of the Funds as a group owned less than 1% of the outstanding voting securities of each of the Funds.

Shares Issued & Outstanding as of July 31, 2019
WBI BullBear Rising Income 2000 ETF (WBIA)	600,000
WBI BullBear Value 2000 ETF (WBIB)	1,150,000
WBI BullBear Yield 2000 ETF (WBIC)	1,900,000
WBI BullBear Quality 2000 ETF (WBID)	500,000
WBI BullBear Rising Income 3000 ETF (WBIE)	2,150,000
WBI BullBear Value 3000 ETF (WBIF)	1,750,000
WBI BullBear Yield 3000 ETF (WBIG)	2,850,000
WBI Bull Bear Quality 3000 ETF (WBIL)	2,100,000

As of July 31, 2019, the Record Date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Acquired Funds and Acquiring Funds:

WBI BullBear Rising Income 2000 ETF
Name and Address	% Ownership	Parent Company	Jurisdiction of Organization	Ownership Type
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	59.93%	Pershing LLC	NJ	Record
LPL Financial 75 State Street, 22nd Floor Boston, MA 02109	15.62%	N/A	N/A	Record
Bank of America Bank of America Corporate Center, 100 North Tryon Street, Charlotte, NC 28255	9.79%	N/A	N/A	Record
CIT Capital Securities LLC 11 West 42nd Street, 7th Floor New York, NY 10036	6.38%	N/A	N/A	Record

WBI BullBear Value 2000 ETF
Name and Address	% Ownership	Parent Company	Jurisdiction of Organization	Ownership Type
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	62.10%	Pershing LLC	NJ	Record
LPL Financial 75 State Street, 22nd Floor Boston, MA 02109	24.31%	N/A	N/A	Record
Bank of America Bank of America Corporate Center, 100 North Tryon Street, Charlotte, NC 28255	5.30%	N/A	N/A	Record

WBI BullBear Yield 2000 ETF
Name and Address	% Ownership	Parent Company	Jurisdiction of Organization	Ownership Type
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	64.65%	Pershing LLC	NJ	Record
LPL Financial 75 State Street, 22nd Floor Boston, MA 02109	2.53%	N/A	N/A	Record
Bank of America Bank of America Corporate Center, 100 North Tryon Street, Charlotte, NC 28255	6.22%	N/A	N/A	Record

WBI BullBear Quality 2000 ETF
Name and Address	% Ownership	Parent Company	Jurisdiction of Organization	Ownership Type
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	60.86%	Pershing LLC	NJ	Record
LPL Financial 75 State Street, 22nd Floor Boston, MA 02109	14.01%	N/A	N/A	Record
Bank of America Bank of America Corporate Center, 100 North Tryon Street, Charlotte, NC 28255	10.72%	N/A	N/A	Record
CIT Capital Securities LLC 11 West 42nd Street, 7th Floor New York, NY 10036	7.05%	N/A	N/A	Record

WBI BullBear Rising Income 1000 ETF
Name and Address	% Ownership	Parent Company	Jurisdiction of Organization	Ownership Type
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	69.76%	Pershing LLC	NJ	Record
LPL Financial 75 State Street, 22nd Floor Boston, MA 02109	19.24%	LPL Holdings, Inc.	CA	Record

WBI BullBear Value 3000 ETF
Name and Address	% Ownership	Parent Company	Jurisdiction of Organization	Ownership Type
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	66.23%	Pershing LLC	NJ	Record
LPL Financial 75 State Street, 22nd Floor Boston, MA 02109	21.37%	N/A	N/A	Record

WBI BullBear Yield 3000 ETF
Name and Address	% Ownership	Parent Company	Jurisdiction of Organization	Ownership Type
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	66.99%	Pershing LLC	NJ	Record
LPL Financial 75 State Street, 22nd Floor Boston, MA 02109	21.04%	N/A	N/A	Record

WBI BullBear Quality 3000 ETF
Name and Address	% Ownership	Parent Company	Jurisdiction of Organization	Ownership Type
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	66.61%	Pershing LLC	NJ	Record
LPL Financial 75 State Street, 22nd Floor Boston, MA 02109	21.88%	N/A	N/A	Record

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the Investment Company Act) the Fund or that class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

Interests of Certain Persons. Millington Securities, Inc. is the investment adviser to the Acquired Funds and the Acquiring Funds, and WBI Investments, Inc. is the sub-adviser to the Acquired Funds and the Acquiring Funds.

AVAILABLE INFORMATION

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC. Reports and other information filed by the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Copies of this information may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. In addition, the Acquired Funds’ shares are listed, and the Acquiring Funds’ shares will be listed, on the NYSE Arca, Inc. Reports, proxy statements and other information that may be filed with the NYSE Arca, Inc. and also may be inspected at the offices of the exchange.
LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Acquiring Funds will be passed on by the law firm of K&L Gates LLP, 599 Lexington Avenue, New York, NY 10022, which serves as counsel to the Trust and the Independent Trustees of the Board.

EXPERTS

The financial statements and financial highlights of the Acquired Funds and the Acquiring Funds, all series of the Trust, incorporated in this Information Statement/Prospectus by reference from the Annual Report on Form N-CSR of Absolute Shares Trust for the fiscal year ended June 30, 2018 have been audited by KPMG LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial highlights have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

OTHER MATTERS

The Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Funds at the attention of Ann Schreiber c/o Absolute Shares Trust, 331 Newman Springs Road, Suite 122, Red Bank, New Jersey

07701, so that they are received within a reasonable time before the proxy solicitation for that meeting is made. The timely submission of a proposal does not guarantee it will be included in the proxy materials.

By order of the Board of Trustees,

/s/ Don Schreiber
Don Schreiber, Jr.
President
Absolute Shares Trust

The Form of Agreement and Plan of Reorganization has been included to provide shareholders with information regarding its terms. It is not intended to provide any other factual information about the Trust. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here.

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of [    ], 2019 by and between Absolute Shares Trust, a Delaware statutory trust (the “Trust”), on behalf of its separate investment series listed on Schedule A (each an “Acquiring Fund”) and the Trust, on behalf of its separate investment series also listed on Schedule A (each an “Acquired Fund” and, together with the Acquiring Fund, the “Funds”). WBI Investments, Inc. (“WBI”) is a party to this Agreement solely for purposes of paragraph 8.2. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by an Acquiring Fund or an Acquired Fund are made and shall be taken or undertaken by the Trust on behalf of the Acquiring Fund and Acquired Fund.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations thereunder. Each reorganization will consist of the transfer of all of the assets of an Acquired Fund to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund (the “Acquiring Fund Shares”) (and cash in lieu of fractional shares), the assumption by the Acquiring Fund of all liabilities of the corresponding Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the corresponding Acquired Fund in redemption of all outstanding Acquired Fund Shares (as defined below) and in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each, a “Reorganization”).

WHEREAS, each Acquiring Fund and each Acquired Fund are separate investment series of a registered open-end management investment company, and each Acquired Fund owns securities which are assets of the character in which the corresponding Acquiring Fund is permitted to invest; and

WHEREAS, each Acquired Fund and each Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined, with respect to each Acquired Fund, that (1) participation in the applicable Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of each Acquired Fund would not be diluted as a result of the applicable Reorganization; and

WHEREAS, the Board has determined, with respect to each Acquiring Fund, that (1) participation in the applicable Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of the applicable Reorganization; and

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATIONS AND FUND TRANSACTIONS

1.1    The Reorganization. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), the Trust shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of each Acquired Fund to the corresponding Acquiring Fund, and the Trust shall assume the Liabilities (as defined in paragraph 1.3) of each Acquired Fund on behalf of the corresponding Acquiring Fund. In consideration of the foregoing, at the Effective Time, each Acquiring Fund shall deliver to the corresponding Acquired Fund Acquiring Fund Shares (and cash in lieu of fractional shares, if any). The number of each Acquiring Fund’s Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2    Assets of the Acquired Fund. The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Valuation Time (as defined in paragraph 2.5), books and records of the Acquired Fund, and any other property owned by the Acquired Fund at the Valuation Time (collectively, the “Assets”).

1.3    Liabilities of the Acquired Fund. Each Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus. An Acquiring Fund will assume all of its corresponding Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).

1.4    Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), an Acquired Fund will distribute (or cause its transfer or similar agent to distribute) the Acquiring Fund Shares received from its corresponding Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books, share records or global Depository Trust Company (“DTC”) certificate, as appropriate, of the Acquiring Fund to open accounts on the books, share records or global DTC certificate, as appropriate, of the Acquiring Fund in the names of Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due to each shareholder. Each Acquired Fund Shareholder being entitled to receive that number of Acquiring Fund Shares (and cash in lieu of fractional shares) equal in value to the aggregate net asset value of the then outstanding shares of beneficial interest of the respective Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue share certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5    Recorded Ownership of Acquiring Fund Shares. DTC will act as securities depositary for each Acquiring Funds Shares. The Shares of each Acquiring Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for any Acquired Fund Shares. Access to DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of all Acquiring Fund Shares will be limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in each Acquired Fund’s Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through DTC Participants a written confirmation relating to their ownership of an Acquired Fund’s Shares.

1.6    Filing Responsibilities of Acquired Fund. Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Acquired Fund.

ARTICLE II

VALUATION

2.1    Net Asset Value of the Acquired Fund. The net asset value of an Acquired Fund’s Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquired Fund.

2.2    Net Asset Value of the Acquiring Fund. The net asset value of an Acquiring Fund’s Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.

2.3    Calculation of Number of Acquiring Fund Shares. The number an Acquiring Fund’s Shares to be issued in connection with a Reorganization shall be determined by dividing the value of the per share net asset value of the Acquired Fund Shares participating therein, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2. The parties agreed that the intent of this calculation is to ensure that the aggregate net asset value of each Acquiring Fund’s Shares (and cash in lieu of fractional shares, if any) to be so credited to the corresponding Acquired Fund’s Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund Shares owned by the Acquired Fund’s Shareholders at the Effective Time.

2.4    Determination of Value. All computations of value hereunder shall be made in accordance with the applicable Fund’s regular practice and the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”) and shall be subject to confirmation by such Fund’s respective independent registered public accounting firm upon reasonable request of such Fund’s respective Acquiring or Acquired Fund, as the case may be. The Trust and each Acquired Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences for prices of portfolio securities of the Acquired Fund which are also held by the Acquiring Fund.

2.5    Valuation Time. The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).

ARTICLE III

CLOSING

3.1    Closing. Each Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of the Trust on or about October 25, 2019, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place immediately after the close of business on the Closing Date unless otherwise provided herein (the “Effective Time”).

3.2    Transfer and Delivery of Assets. The Trust shall direct U.S. Bank, National Association (“U.S. Bank”), as custodian for each Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer of the Trust stating that: (i) the Assets were delivered in proper form to the corresponding Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. An Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by U.S. Bank, on behalf of the Acquired Fund, to U.S. Bank, as custodian for the corresponding Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. U.S. Bank, on behalf of an Acquired Fund, shall deliver to U.S. Bank, as custodian of the corresponding Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of U.S. Bank and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act, in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

3.3    Share Records. By the Closing, the Trust’s transfer or similar agent, shall deliver to the Trust, or its designated agent, instructions necessary for the pro rata distribution of Acquiring Fund Shares as provided in Section 1.4, all as of the close of business on the Valuation Date. The Trust’s transfer or similar agent, shall deliver to the Trust evidence that the Acquiring Fund Shares have been credited to the corresponding Acquired Fund’s account on the books of the Acquiring Fund and that such Acquiring Fund Shares have been credited pro rata to open accounts in the names of Acquired Fund shareholders as provided in Section 1.4.

3.4    Postponement of Valuation Time. In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or the corresponding Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1    Representations and Warranties of each Acquired Fund. Except as has been fully disclosed to each Acquiring Fund in a written instrument executed by an officer of the Trust, each Acquired Fund represents and warrants to the corresponding Acquiring Fund as follows:

4.1.1    The Acquired Fund is a duly established series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust and By-Laws, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.1.2    The Trust is registered with the SEC as an open-end management investment company under the Investment Company Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

4.1.3    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act, and such as may be required under state securities laws.

4.1.4    The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the Investment Company Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.1.5    At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, each corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

4.1.6    The Trust is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of its Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which any Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquired Fund is a party or by which it is bound.

4.1.7    All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to each such Acquired Fund on or prior to the Effective Time.

4.1.8    Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against any Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund know of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.1.9    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at and for the year ended June 30, 2019 have been audited by [ ], the Funds’ independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be recorded in the financial statements, or disclosed in the notes thereto, in accordance with GAAP as of such date that are not disclosed therein.

4.1.10    Since June 30, 2019, there has not been any material adverse change in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by any Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph 4.1.10, a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.1.11    At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. No such return is currently under audit and no assessment has been asserted with respect to such returns.

4.1.12    At the end of its first taxable year since its commencement of operations, the Acquired Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations and will continue to meet such requirements at all times through the Closing Date. No Acquired Fund has at any time since its inception been liable, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquired Fund’s books. The Acquired Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service (“IRS”) pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, has withheld in respect of dividends and other distributions, paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.1.13    All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund’s shares.

4.1.14    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board, on behalf of the Acquired Fund, which has made the determinations required by Rule 17a-8(a) under the 1940 Act, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.1.15    The Information Statement/Prospectus (as defined in paragraph 5.5), insofar as it relates to the Acquired Fund, will, at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the Investment Company Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2    Representations and Warranties of each Acquiring Fund. Except as has been fully disclosed to each Acquired Fund in a written instrument executed by an officer of the Trust, each Acquiring Fund represent and warrant to the corresponding Acquired Fund as follows:

4.2.1    The Acquiring Fund is a duly established series of the Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.2.2    At the Effective Time, the Trust will be registered with the SEC as an open-end management investment company under the Investment Company Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.

4.2.3    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the Investment Company Act and such as may be required under state securities laws.

4.2.4    The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the Investment Company Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.2.5    At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.

4.2.6    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of the Trust’s Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquiring Fund is a party or by which it is bound.

4.2.7    Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against an Acquiring Fund, or any Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect an Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund know of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.

4.2.8    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at and for the year ended June 30, 2019 have been audited by [ ], the Trust’s independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be recorded in the financial statements, or disclosed in the notes thereto, in accordance with GAAP as of such date that are not disclosed therein.

4.2.9    Since June 30, 2019, there has not been any material adverse change in any Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by an Acquired Fund in writing. For the purposes of this paragraph 4.2.9, a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by an Acquiring Fund, the discharge of an Acquiring Fund’s liabilities, or the redemption of an Acquiring Fund’s shares by shareholders of an Acquired Fund shall not constitute a material adverse change.

4.2.10    At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.2.11    At the end of its first taxable year since its commencement of operations, the Acquiring Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. The Acquiring Fund has met the

requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations and will continue to meet such requirements at all times through the Closing Date. No Acquiring Fund has at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquiring Fund’s books. The Acquiring Fund have no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquiring Fund is in compliance in all material respects with applicable regulations of the IRS pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, has withheld in respect of dividends and other distributions, paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.2.12    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board, on behalf of the Acquiring Fund, which has made the determinations required by Rule 17a-8(a) under the 1940 Act, and this Agreement will constitute a valid and binding obligation of each of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.2.13    The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Trust and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into the Acquiring Fund’s shares.

4.2.14    The Information Statement/Prospectus, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the Investment Company Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1    Conduct of Business. Each Acquiring Fund and the corresponding Acquired Fund will operate its business in the ordinary course consistent with Trust practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2    No Distribution of Acquiring Fund Shares. Each Acquired Fund covenants that the corresponding Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3    Information. Each Acquired Fund will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4    Other Necessary Action. Subject to the provisions of this Agreement, each Acquiring Fund and the corresponding Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5    Information Statement/Prospectus. Each Acquired Fund will provide the Acquiring Fund with information regarding the corresponding Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of an Information Statement/Prospectus statement on Form N-14 (the “Information Statement/Prospectus”), in compliance with the 1934 Act and the Investment Company Act.

5.6    Liquidating Distribution. As soon as is reasonably practicable after the Closing, each Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the corresponding Acquiring Fund’s Shares received at the Closing.

5.7    Best Efforts. Each Acquiring Fund and the corresponding Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8    Other Instruments. Each Acquired Fund and the corresponding Acquiring Fund, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9    Regulatory Approvals. Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the Investment Company Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

ARTICLE VI

CONDITIONS PRECEDENT

6.1    Conditions Precedent to Obligations of An Acquired Fund. The obligations of an Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.1.1    All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.1.2    The Acquiring Fund shall have delivered to the corresponding Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

6.1.3    The Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.

6.1.4    The Acquired Fund and the Acquiring Fund shall have agreed on the number of Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.2    Conditions Precedent to Obligations of An Acquiring Fund. The obligations of an Acquiring Fund to complete the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.2.1    All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.2.2    The Trust shall have delivered to the Acquiring Fund a statement of the corresponding Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of the Trust.

6.2.3    The Acquired Fund, shall have delivered to the corresponding Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

6.2.4    The Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Effective Time.

6.2.5    The Acquired Fund and the corresponding Acquiring Fund shall have agreed on the number of Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.3    Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time with respect to an Acquired Fund or its corresponding Acquiring Fund, the applicable Acquired Fund or the corresponding Acquiring Fund, at its option, shall not be required to consummate the transactions contemplated by this Agreement.

6.3.1    The Agreement and the transactions contemplated herein shall have been approved by the Board, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust, on behalf of either the Acquired Fund or the corresponding Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3.1.

6.3.2    At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of the Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

6.3.3    All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the corresponding Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

6.3.4    The Trust shall have received an opinion of K&L Gates LLP (“K&L”) as to federal income tax matters to the effect that for U.S. federal income tax purposes, the transfer by the Acquired Fund of its Assets in exchange for the Shares of the corresponding Acquiring Fund, and the assumption by the Acquiring Fund of the Liabilities, should be treated as a “reorganization” within the meaning of Section 368(a) of the Code and the Funds should each be treated as a “party to a reorganization” within the meaning of Section 368(b) of the Code. In rendering such opinion, K&L may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement and on officers’ certificates and certificates of public officials if K&L so requests. The opinion shall be substantially to the effect that for federal income tax purposes:

No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the corresponding Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

No gain or loss will be recognized by an Acquired Fund upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in complete liquidation (in pursuance of the Reorganization Agreement) pursuant to Section 361(c)(l) of the Code.

The tax basis of the assets of an Acquired Fund received by the corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

The holding periods of the assets of an Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.

No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of all of their Acquired Fund shares for Acquiring Fund shares pursuant to Section 354(a) of the Code (except with respect to cash, if any, received in lieu of fractional shares).

The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of an Acquired Fund will be the same as the aggregate tax basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(l) of the Code (reduced with respect to cash, if any, received in lieu of fractional shares).

The holding period of Acquiring Fund shares received by a shareholder of an Acquired Fund will include the holding period of the Acquired Fund shares exchanged therefor, provided that the shareholder held Acquired Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

For purposes of Section 381 of the Code, an Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section l.381(b)-l(b) of the Income Tax Regulations, the items of the corresponding Acquired Fund described in Section 38l(c) of the Code, subject to the conditions and limitations specified in Sections 381,382,383 and 384 of the Code and, if applicable, the income tax regulations promulgated thereunder.

Such opinion shall be based on customary assumptions and shall be conditioned on (1) such representations as K&L Gates LLP, counsel providing the opinion, may reasonably request (and the Funds will cooperate to make and certify the accuracy of such representations) all being true and complete on the Closing Date, and (2) the Reorganization's consummation in accordance with the Reorganization Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendments hereof that K&L Gates LLP has not approved). The foregoing opinion may state that no opinion is expressed as to the effect of a Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3.4.

6.3.5    U.S. Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.

6.3.6    The Transfer Agent shall have delivered to the Trust a certificate of its authorized officer as set forth in paragraph 3.3.

6.3.7    The Acquiring Fund shall have issued and delivered to the Secretary of the corresponding Acquired Fund the confirmation as set forth in paragraph 3.3.

6.3.8    Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION

7.1    Indemnification by the Acquiring Fund. The Trust, solely out of each Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the corresponding Acquired Fund, and its trustees, officers, employees and agents (the “Absolute Shares Trust Acquired Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Absolute Shares Trust Acquired Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by an Acquiring Fund or the members of the corresponding Acquiring Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund or its respective trustees, officers or agents.

7.2    Indemnification by the Acquired Fund. The Trust, solely out of each Acquired Fund’s assets and property, agrees to indemnify and hold harmless the corresponding Acquiring Fund, and its trustees, officers, employees and agents (the “Absolute Shares Trust Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Absolute Shares Trust Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to he committed by the Acquired Fund or the members of the Acquired Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its respective trustees, officers or agents.

7.3    Liability of the Trust. The Trust understands and agrees that the obligations of either an Acquired Fund or an Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Trust personally, but bind only the Acquired Fund and its property or the Acquiring Fund and its property. Moreover, no series of the Trust other than the Acquired Fund or Acquiring Fund shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund and to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The Trust represents that it has notice of the provisions of the Trust’s Declaration of Trust disclaiming such shareholder and trustee liability for acts or obligations of the Acquired Fund or Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1    No Broker or Finder Fees. The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein,

Expenses of Reorganization. The expenses relating to the proposed Reorganization, which are estimated to be approximately $100,000, whether or not consummated, will be shared by WBI and the Funds. WBI will pay 50% of the costs, the Acquired Funds will pay 25% of the costs, and the Acquiring Funds will pay the remaining 25% of the costs. The costs of the Reorganization shall include, but not be limited to: costs associated with obtaining any necessary order of exemption from the Investment Company Act, preparing, printing and distributing the Information Statement/Prospectus and prospectus supplements of the Acquired Funds relating to the Reorganization, and expenses of winding down the operations and terminating the existence of the Acquired Funds; legal fees of counsel to each of the Acquired Funds and Acquiring Funds, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1    Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the Board of the Acquired Fund pursuant to paragraph 6.3.1 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without the Board’s further approval.

9.2    Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to the Trust:

Absolute Shares Trust
c/o Millington Securities, Inc.
331 Newman Springs Road, Suite 101
Red Bank, New Jersey 07701
Attention: Scott Kreitz, Assistant Treasurer
Phone: (732) 945-3816

With copies (which shall not constitute notice) to:

K&L Gates LLP
599 Lexington Avenue
New York, NY 10022
Attention: Peter J. Shea, Esq.
Phone: (212) 536-3988

If to WBI Investments, Inc.:

WBI Investments, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
Attention: Don Schreiber, Jr., Chief Executive Officer
Phone: (732) 842-4920

ARTICLE XI

MISCELLANEOUS

11.1    Entire Agreement. The Trust agrees that it has not made any representation, warranty or covenant, on behalf of either each Acquiring Fund or the corresponding Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2    Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of each Acquired Fund and corresponding Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

11.3    Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4    Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5    Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6    Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [ ] day of [ ] 2019.

ABSOLUTE SHARES TRUST	ABSOLUTE SHARES TRUST
ON BEHALF OF EACH ACQUIRING FUND	ON BEHALF OF EACH ACQUIRED FUND

Name: Don Schreiber, Jr.	Name: Don Schreiber, Jr.
Title: President	Title: President

Solely for purposes of paragraph 8.2

WBI INVESTMENTS, INC.

Name: Don Schreiber, Jr.
Title: Chief Executive Officer

SCHEDULE A

Acquired Fund (each a series of Absolute Shares Trust)	Acquiring Fund Name upon Reorganization (each a series of Absolute Shares Trust)	Acquiring Fund Current Name
WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Rising Income 3000 ETF (WBIE)	WBI BullBear Rising Income 1000 ETF
WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Value 1000 ETF
WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Yield 1000 ETF
WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Quality 3000 ETF (WBIL)	WBI BullBear Quality 1000 ETF

APPENDIX B - SHAREHOLDER INFORMATION FOR THE FUNDS

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that such Fund’s prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS

Each Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For each Fund, a Creation Unit is comprised of 50,000 Shares. The number of Shares in a Creation Unit may change in the event of a share split, reverse split or similar revaluation. The Funds may not issue fractional Creation Units. To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (“Clearing Process”), or (2) a participant of DTC (a “DTC Participant”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (each a “Participation Agreement”). Because Creation Units are likely to cost over one million dollars each, it is expected that only large institutional investors will purchase and redeem Shares directly from the Funds in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market. Although it is anticipated that most creation and redemption transactions for each Fund will be made on an “in-kind” basis, from time to time they may be made partially or wholly in cash. In determining whether a particular Fund will sell or redeem Creation Units entirely on a cash or in-kind basis (whether for a given day or a given order) the key consideration will be the benefit that would accrue to the Fund and its investors. Under certain circumstances, tax considerations may warrant in-kind, rather than cash, redemptions.

Retail investors may acquire Shares in the Secondary Market (not from the Funds) through a broker or dealer. Shares are listed on the NYSE Arca and are publicly traded. For information about acquiring Shares in the Secondary Market, please contact your broker or dealer. If you want to sell Shares in the Secondary Market, you must do so through your broker or dealer.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount, or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

The creation and redemption processes discussed above are summarized, and such summary only applies to shareholders who purchase or redeem Creation Units (that is, they do not relate to shareholders who purchase or sell Shares in the Secondary Market). Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of each Fund in Secondary Market transactions through brokers. Shares of each Fund will be listed for trading on the Secondary Market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots” at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer.

Book Entry
Shares of each Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

FREQUENT TRADING

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Funds are expected to be attractive to active institutional and retail investors interested in buying and selling Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, a Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in a Fund’s Shares occurs on the Secondary Market. Because Secondary Market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected “in-kind” (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs (a Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Funds. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Funds. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

Fund Expenses
Each Fund is responsible for its own operating expenses.

DISTRIBUTION AND SERVICE PLAN

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.  In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the

Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Sub-Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares for a Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration, and 12b-1 distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to four decimal places.

In calculating NAV, each Fund’s investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Sub-Advisor under procedures established by and under the general supervision and responsibility of the Board. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before a Fund’s NAV is calculated.

The frequency with which each Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies, and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing any of the Funds’ investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine a Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.  In addition, with respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

The NAV is calculated by the Administrator and determined each Business Day as of the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. New York time) (“Business Day”). “Business Day” means any day that the Exchange is open for trading. The Exchange is open for trading Monday through Friday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INDICATIVE INTRA-DAY VALUE

The approximate value of each Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV (also known as the Indicative Optimized Portfolio Value or IOPV), is disseminated by the NYSE Arca every 15 seconds during hours of trading on the NYSE Arca. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

An independent third party calculator calculates the IIV for each Fund during hours of trading on the NYSE Arca by dividing the “Estimated Fund Value”, as of the time of the calculation, by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owed to the Fund, and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.

The Funds provide the independent third party calculator with information to calculate the IIV, but the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked the relevant Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Funds’ website at www.wbishares.com.

APPENDIX C - FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, each Acquiring Fund will be the accounting survivor of the corresponding Acquired Fund. The following financial highlights are intended to help you understand each Acquired Fund’s financial performance for the fiscal periods shown below compared to the financial performance of the corresponding Acquiring Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The financial highlights below have been derived from the Funds’ financial statements. The information for each fiscal year through June 30, 2018 and the fiscal period ended June 30, 2015 has been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report to shareholders for the fiscal year/period ended June 30, 2018, which is available upon request. The financial statements and financial highlights relating to the Acquired Funds and the Acquiring Funds have been incorporated by reference into the SAI.

For capital share outstanding throughout each year/period

WBI BullBear Rising Income 2000 ETF

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018 (Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	[1]
Net Asset Value, Beginning of Year/Period	$24.33		$24.07	$21.69	$25.19	$25.00
Income (Loss) from Investment Operations: Net investment income (loss)[2]	0.12		0.14	0.12	0.06	0.04
Net gain (loss) on investments (realized and unrealized)[6]	(3.15)		0.24	2.41	(3.49)	0.19
Total from investment operations	(3.03)		0.38	2.53	(3.43)	0.23
Less Distributions: Distributions from net investment income	(0.13)		(0.12)	(0.13)	(0.07)	(0.04)
Tax return of capital to shareholders	—		—	(0.02)	—	(0.00)	[8]
Distributions from net realized gain	—		—	—	—	—
Total Distributions	(0.13)		(0.12)	(0.15)	(0.07)	(0.04)
Net asset value, end of year/period	$21.17		$24.33	$24.07	$21.69	$25.19
Market price, end of year/period	$21.15		$24.31	$24.09	$21.57	$25.27
Net Assets Total Return[7]	-12.58%	[3]	1.62%	11.74%	-13.72%	0.94%	[3]
Supplemental Data: Net assets, end of year/period (000’s)	$37,041		$53,524	$42,122	$75,915	$132,269
Ratios to Average Net Assets: Expenses before fees (waived)/recouped	1.18%	[4]	1.08%	1.05%	0.99%	1.03%	[4]
Expenses after fees (waived)/recouped	1.18%	[4]	1.08%	1.05%	0.99%	1.03%	[4]
Net investment income (loss) to average net assets	0.97%	[4]	0.56%	0.53%	0.26%	0.18%	[4]
Portfolio turnover rate[5]	382%	[3]	529%	331%	531%	255%	[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.

[2]	Calculated based on average shares outstanding during the period.

[3]	Not annualized.

[4]	Annualized.

[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.

[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[8]	Less than $0.01.

For capital share outstanding throughout each year/period

WBI BullBear Value 2000 ETF

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018 (Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	[1]
Net Asset Value, Beginning of Year/Period	$24.25		$25.15	$21.46	$24.72	$25.00
Income (Loss) from Investment Operations: Net investment income (loss)[2]	0.15		0.08	0.25	0.17	0.06
Net gain (loss) on investments (realized and unrealized)[6]	(3.32)		(0.88)	3.71	(3.28)	(0.27)
Total from investment operations	(3.17)		(0.80)	3.96	(3.11)	(0.21)
Less Distributions: Distributions from net investment income	(0.17)		(0.10)	(0.27)	(0.15)	(0.07)
Tax return of capital to shareholders	—		—	—	—	(0.00)	[8]
Distributions from net realized gain	—		—	—	—	—
Total Distributions	(0.17)		(0.10)	(0.27)	(0.15)	(0.07)
Net asset value, end of year/period	20.91		$24.25	$25.15	$21.46	$24.72
Market price, end of year/period	20.87		$24.26	$25.19	$21.40	$24.77
Net Assets Total Return[7]	-13.28%	[3]	-3.06%	18.55%	-12.71%	-0.84%	[3]
Supplemental Data: Net assets, end of year/period (000’s)	$32,412		$44,860	$72,932	$72,949	$100,117
Ratios to Average Net Assets: Expenses before fees (waived)/recouped	1.24%	[4]	1.06%	1.04%	0.99%	1.07%	[4]
Expenses after fees (waived)/recouped	1.24%	[4]	1.06%	1.04%	0.99%	1.07%	[4]
Net investment income (loss) to average net assets	1.28%	[4]	0.33%	1.07%	0.75%	0.30%	[4]
Portfolio turnover rate[5]	379%	[3]	564%	405%	565%	278%	[3]

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.

2	Calculated based on average shares outstanding during the period.

3	Not annualized.

4	Annualized.

5	Excludes securities received or delivered as a result of processing capital share transactions in creation units.

6
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

7
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

8	Less than $0.01.

For capital share outstanding throughout each year/period

WBI BullBear Yield 2000 ETF

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018 (Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	[1]
Net Asset Value, Beginning of Year/Period	$22.82		$22.24	$20.20	$24.11	$25.00
Income (Loss) from Investment Operations: Net investment income (loss)[2]	0.22		0.16	0.35	0.24	0.26
Net gain (loss) on investments (realized and unrealized)[6]	(2.89)		0.58	2.09	(3.92)	(0.92)
Total from investment operations	(2.67)		0.74	2.44	(3.68)	(0.66)
Less Distributions: Distributions from net investment income	(0.22)		(0.16)	(0.40)	(0.23)	(0.23)
Tax return of capital to shareholders	—		—	—	—	—
Distributions from net realized gain	—		—	—	—	—
Total Distributions	(0.22)		(0.16)	(0.40)	(0.23)	(0.23)
Net asset value, end of year/period	$19.93		$22.82	$22.24	$20.20	$24.11
Market price, end of year/period	$19.91		$22.78	$22.25	$20.12	$24.14
Net Assets Total Return[7]	-11.80%	[3]	3.34%	12.26%	-15.44%	-2.60%	[3]
Supplemental Data: Net assets, end of year/period (000’s)	$56,794		$53,637	$65,618	$97,979	$141,064
Ratios to Average Net Assets: Expenses before fees (waived)/recouped	1.10%	[4]	1.06%	1.03%	0.98%	1.03%	[4]
Expenses after fees (waived)/recouped	1.10%	[4]	1.06%	1.03%	0.98%	1.03%	[4]
Net investment income (loss) to average net assets	1.96%	[4]	0.72%	1.64%	1.11%	1.29%	[4]
Portfolio turnover rate[5]	396%	[3]	528%	355%	553%	264%	[3]

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.

2	Calculated based on average shares outstanding during the period.

3	Not annualized.

4	Annualized.

5	Excludes securities received or delivered as a result of processing capital share transactions in creation units.

6
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

7
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

For capital share outstanding throughout each year/period

WBI BullBear Quality 2000 ETF

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018 (Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	[1]
Net Asset Value, Beginning of Year/Period	$23.49		$23.28	$20.71	$23.62	$25.00
Income (Loss) from Investment Operations: Net investment income (loss)[2]	0.11		0.12	0.18	0.12	(0.01)
Net gain (loss) on investments (realized and unrealized)[6]	(2.45)		0.22	2.57	(2.94)	(1.35)
Total from investment operations	(2.34)		0.34	2.75	(2.82)	(1.36)
Less Distributions: Distributions from net investment income	(0.14)		(0.13)	(0.18)	(0.09)	(0.00)	[8]
Tax return of capital to shareholders	—		—	—	—	(0.02)
Distributions from net realized gain	—		—	—	—	—
Total Distributions	(0.14)		(0.13)	(0.18)	(0.09)	(0.02)
Net asset value, end of year/period	$21.01		$23.49	$23.28	$20.71	$23.62
Market price, end of year/period	$20.98		$23.57	$23.37	$20.60	$23.68
Net Assets Total Return[7]	-9.99%	[3]	1.43%	13.32%	-12.01%	-5.40%	[3]
Supplemental Data: Net assets, end of year/period (000’s)	$32,567		$45,797	$74,482	$79,726	$99,224
Ratios to Average Net Assets: Expenses before fees (waived)/recouped	1.23%	[4]	1.06%	1.04%	0.99%	106%	[4]
Expenses after fees (waived)/recouped	1.23%	[4]	1.06%	1.04%	0.99%	106%	[4]
Net investment income (loss) to average net assets	0.97%	[4]	0.51%	0.79%	0.56%	(0.04)%	[4]
Portfolio turnover rate[5]	424%	[3]	485%	383%	569%	311%	[3]

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.

2	Calculated based on average shares outstanding during the period.

3	Not annualized.

4	Annualized.

5	Excludes securities received or delivered as a result of processing capital share transactions in creation units.

6
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

7
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

8	Less than $0.01.

For capital share outstanding throughout each year/period

WBI BullBear Rising Income 3000 ETF
(currently, the WBI BullBear Rising Income 1000 ETF)

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018 (Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	[1]
Net Asset Value, Beginning of Year/Period	$25.96		$24.53	$21.92	$24.45	$25.00
Income (Loss) from Investment Operations: Net investment income (loss)[2]	0.13		0.15	0.16	0.06	0.28
Net gain (loss) on investments (realized and unrealized)[6]	(0.92)		1.41	2.64	(2.53)	(0.59)
Total from investment operations	(0.79		1.56	2.80	(2.47)	(0.31)
Less Distributions: Distributions from net investment income	(0.17)		(0.13)	(0.19)	(0.06)	(0.24)
Tax return of capital to shareholders	—		—	—	—	—
Distributions from net realized gain	—		—	—	—	—
Total Distributions	(0.17)		(0.13)	(0.19)	(0.06)	(0.24)
Net asset value, end of year/period	$25.00		$25.96	$24.53	$21.92	$24.45
Market price, end of year/period	$24.97		$25.93	$24.58	$21.83	$24.51
Net Assets Total Return[7]	-3.24%	[3]	6.52%	12.88%	-10.14%	-1.25%	[3]
Supplemental Data: Net assets, end of year/period (000’s)	$43,750		$75,283	$50,291	$73,427	$138,152
Ratios to Average Net Assets: Expenses before fees (waived)/recouped	1.11%	[4]	1.05%	1.05%	0.99%	1.02%	[4]
Expenses after fees (waived)/recouped	1.11%	[4]	1.05%	1.05%	0.99%	1.02%	[4]
Net investment income (loss) to average net assets	0.98%	[4]	0.57%	0.72%	0.25%	1.3%	[4]
Portfolio turnover rate[5]	242%	[3]	496%	279%	571%	240%	[3]

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.

2	Calculated based on average shares outstanding during the period.

3	Not annualized.

4	Annualized.

5	Excludes securities received or delivered as a result of processing capital share transactions in creation units.

6
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

7
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

For capital share outstanding throughout each year/period

WBI BullBear Value 3000 ETF
(currently, the WBI BullBear Value 1000 ETF)

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018 (Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	[1]
Net Asset Value, Beginning of Year/Period	$28.19		$26.20	$21.85	$23.98	$25.00
Income (Loss) from Investment Operations: Net investment income (loss)[2]	0.13		0.18	0.29	0.04	0.24
Net gain (loss) on investments (realized and unrealized)[6]	(0.81)		2.00	4.35	(2.12)	(1.04)
Total from investment operations	(0.68)		2.18	4.64	(2.08)	(0.80)
Less Distributions: Distributions from net investment income	(0.16)		(0.19)	(0.29)	(0.05)	(0.22)
Tax return of capital to shareholders	—		—	—	—	—
Distributions from net realized gain	—		—	—	—	—
Total Distributions	(0.16)		(0.19)	(0.29)	(0.05)	(0.22)
Net asset value, end of year/period	$27.35		$28.19	$26.20	$21.85	$23.98
Market price, end of year/period	$27.37		$28.17	$26.28	$21.77	$23.98
Net Assets Total Return[7]	-2.50%	[3]	8.40%	21.34%	-8.63%	-3.29%	[3]
Supplemental Data: Net assets, end of year/period (000’s)	$36,927		$64,843	$78,601	$72,097	$112,691
Ratios to Average Net Assets: Expenses before fees (waived)/recouped	1.16%	[4]	1.05%	1.03%	0.99%	1.04%	[4]
Expenses after fees (waived)/recouped	1.16%	[4]	1.05%	1.03%	0.99%	1.04%	[4]
Net investment income (loss) to average net assets	0.85%	[4]	0.64%	1.19%	0.19%	1.17%	[4]
Portfolio turnover rate[5]	236%	[3]	527%	388%	573%	294%	[3]

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.

2	Calculated based on average shares outstanding during the period.

3	Not annualized.

4	Annualized.

5	Excludes securities received or delivered as a result of processing capital share transactions in creation units.

6
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

7
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

For capital share outstanding throughout each year/period

WBI Bullbear Yield 3000 ETF
(currently, the WBI BullBear Yield 1000 ETF)

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018 (Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	[1]
Net Asset Value, Beginning of Year/Period	$25.87		$22.89	$20.25	$23.48	$25.00
Income (Loss) from Investment Operations: Net investment income (loss)[2]	0.19		0.25	0.31	0.08	0.35
Net gain (loss) on investments (realized and unrealized)[6]	(2.40)		2.98	2.66	(3.22)	(1.58)
Total from investment operations	(2.21)		3.23	2.97	(3.14)	(1.23)
Less Distributions: Distributions from net investment income	(0.20)		(0.25)	(0.33)	(0.09)	(0.29)
Tax return of capital to shareholders	—		—	—	—	—
Distributions from net realized gain	—		—	—	—	—
Total Distributions	(0.20)		(0.25)	(0.33)	(0.09)	(0.29)
Net asset value, end of year/period	$23.46		$25.87	$22.89	$20.25	$23.48
Market price, end of year/period	$23.41		$25.83	$22.95	$20.19	$23.50
Net Assets Total Return[7]	-8.63%	[3]	14.14%	14.82%	-13.37%	-4.98%	[3]
Supplemental Data:
Net assets, end of year/period (000’s)	$65,689		$82,779	$78,982	$99,236	$140,876
Ratios to Average Net Assets: Expenses before fees (waived)/recouped	1.04%	[4]	1.04%	1.02%	0.98%	1.02%	[4]
Expenses after fees (waived)/recouped	1.04%	[4]	1.04%	1.02%	0.98%	1.02%	[4]
Net investment income (loss) to average net assets	1.45%	[4]	0.99%	1.47%	0.38%	1.67%	[4]
Portfolio turnover rate[5]	330%	[3]	491%	352%	584%	277%	[3]

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.

2	Calculated based on average shares outstanding during the period.

3	Not annualized.

4	Annualized.

5	Excludes securities received or delivered as a result of processing capital share transactions in creation units.

6
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

7
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

For capital share outstanding throughout each year/period

WBI Bullbear Quality 3000 ETF
(currently, the WBI BullBear Quality 1000 ETF)

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018 (Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	[1]
Net Asset Value, Beginning of Year/Period	$26.07		$25.25	$21.87	$23.85	$25.00
Income (Loss) from Investment Operations: Net investment income (loss)[2]	0.07		0.23	0.22	0.04	0.06
Net gain (loss) on investments (realized and unrealized)[6]	(1.42)		0.81	3.42	(2.00)	(1.16)
Total from investment operations	(1.35)		1.04	3.64	(1.96)	(1.10)
Less Distributions: Distributions from net investment income	(0.09)		(0.22)	(0.26)	(0.02)	(0.04)
Tax return of capital to shareholders	—		—	—	—	(0.01)
Distributions from net realized gain	—		—	—	—	—
Total Distributions	(0.09)		(0.22)	(0.26)	(0.02)	(0.05)
Net asset value, end of year/period	$24.63		$26.07	$25.25	$21.87	$23.85
Market price, end of year/period	$24.62		$26.10	$25.32	$21.79	$23.88
Net Assets Total Return[7]	-5.25%	[3]	4.11%	16.80%	-8.22%	-4.41%	[3]
Supplemental Data: Net assets, end of year/period (000’s)	$34,476		$59,955	$47,983	$80,909	$121,629
Ratios to Average Net Assets: Expenses before fees (waived)/recouped	1.17%	[4]	1.07%	1.04%	0.98%	1.02%	[4]
Expenses after fees (waived)/recouped	1.17%	[4]	1.07%	1.04%	0.98%	1.02%	[4]
Net investment income (loss) to average net assets	0.51%	[4]	0.86%	0.94%	0.17%	0.27%	[4]
Portfolio turnover rate[5]	232%	[3]	553%	320%	493%	296%	[3]

1	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.

2	Calculated based on average shares outstanding during the period.

3	Not annualized.

4	Annualized.

5	Excludes securities received or delivered as a result of processing capital share transactions in creation units.

6
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investments for the period because of the timing of capital share transactions in relation to fluctuating market values of the Funds’ underlying securities.

7
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

PART B

STATEMENT OF ADDITIONAL INFORMATION

September [ ], 2019

REORGANIZATION

OF

WBI BullBear Rising Income 2000 ETF (WBIA)
WBI BullBear Value 2000 ETF (WBIB)
WBI BullBear Yield 2000 ETF (WBIC)
WBI BullBear Quality 2000 ETF (WBID)
(Each a series of Absolute Shares Trust)
c/o Millington Securities, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
732-842-4920

IN EXCHANGE FOR SHARES OF

WBI BullBear Rising Income 3000 ETF (WBIE)
(currently known as, WBI BullBear Rising Income 1000 ETF)
WBI BullBear Value 3000 ETF (WBIF)
(currently known as, WBI BullBear Value 1000 ETF)
WBI BullBear Yield 3000 ETF (WBIG)
(currently known as, WBI BullBear Yield 1000 ETF)
WBI BullBear Quality 3000 ETF (WBIL)
(currently known as, WBI BullBear Quality 1000 ETF)
(Each a series of Absolute Shares Trust)
c/o Millington Securities, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
732-842-4920

This Statement of Additional Information dated September [ ], 2019 (the “SAI”) is not a prospectus. An Information Statement/Prospectus dated September [ ], 2019 (the “Information Statement/Prospectus”) related to the above referenced matter may be obtained from Absolute Shares Trust (the “Trust”), on behalf of the WBI BullBear Rising Income 2000 ETF (WBIA), WBI BullBear Value 2000 ETF (WBIB), WBI BullBear Yield 2000 ETF (WBIC), and WBI BullBear Quality 2000 ETF (WBID) (each an “Acquired Fund”, and together, the “Acquired Funds”), the WBI BullBear Rising Income 3000 ETF (WBIE) (currently known as, WBI BullBear Rising Income 1000 ETF), WBI BullBear Value 3000 ETF (WBIF) (currently known as, WBI BullBear Value 1000 ETF), WBI BullBear Yield 3000 ETF (WBIG) (currently known as, WBI BullBear Yield 1000 ETF), and WBI BullBear Quality 3000 ETF (WBIL) (currently known as, WBI BullBear Quality 1000 ETF) (each an “Acquiring Fund”, and together, the “Acquiring Funds”) by writing or calling the Trust at the address and telephone number shown above. This SAI should be read in conjunction with such Information Statement/Prospectus.

You should rely only on the information contained in this SAI and the Information Statement/Prospectus. The Trust has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

CONTENTS OF THE SAI

This SAI consists of the cover page and the information set forth below.

The following documents are incorporated by reference into this SAI:

1.
The Prospectus and Statement of Additional Information for the Acquired Funds, dated October 31, 2018 (on file with the SEC (http://www.sec.gov) (File Nos. 811-22917; 333-192733) (Accession No. 0000894189-18-005759)), as supplemented January 14, 2019 (on file with the SEC (http://www.sec.gov) (File No. 333-192733) (Accession No. 0000894189-19-000190)), and as supplemented March 4, 2019 (on file with the SEC (http://sec.gov) (File No. 333-192733) (Accession No. 0000894189-19-001373)), is incorporated by reference.

2.
The Prospectus and Statement of Additional Information for the Acquiring Funds, dated October 31, 2018 (on file with the SEC (http://www.sec.gov) (File Nos. 811-22917; 333-192733) (Accession No. 0000894189-18-005759)), as supplemented January 14, 2019 (on file with the SEC (http://www.sec.gov) (File No. 333-192733) (Accession No. 0000894189-19-000190)), and as supplemented March 4, 2019 (on file with the SEC (http://sec.gov) (File No. 333-192733) (Accession No. 0000894189-19-001373)), is incorporated by reference.

3.
The Semi-Annual Report on Form N-CSRS of Absolute Shares Trust for the six months ended December 31, 2018 (on file with the SEC (http://www.sec.gov) (File No. 811-22917) (Accession No. 0000898531-19-000181)), is incorporated by reference.

4.
The Annual Report on Form N-CSR of Absolute Shares Trust for the fiscal year ended June 30, 2018 (on file with the SEC (http://www.sec.gov) (File No. 811-22917) (Accession No. 0000898531-18-000531)), is incorporated by reference.

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization (the “Reorganization Agreement”), the WBI BullBear Rising Income 2000 ETF (WBIA), WBI BullBear Value 2000 ETF (WBIB), WBI BullBear Yield 2000 ETF (WBIC), WBI BullBear Quality 2000 ETF (WBID) (each an “Acquired Fund,” and together, the “Acquired Funds”) is proposed to be reorganized into the WBI BullBear Rising Income 3000 ETF (WBIE), WBI BullBear Value 3000 ETF (WBIF), WBI BullBear Yield 3000 ETF (WBIG), WBI BullBear Quality 3000 ETF (WBIL), respectively (each an “Acquiring Fund”, and together, the “Acquiring Funds”), (each, a “Fund,” and together, the “Funds”) (each a “Reorganization,” and together, the “Reorganizations”).

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Funds and the Acquiring Funds for the twelve- month period ended June 30, 2018. The unaudited pro forma information provided herein should be read in conjunction with the Prospectus/Information Statement and the historical financial statements of the Acquired Funds and the Acquiring Funds.

Each Reorganization’s primary purpose is to combine the assets of an Acquired Fund with the corresponding Acquiring Fund in a belief that it will benefit shareholders of the respective Acquired Fund who wish to maintain investments in a fund with the same investment objective and similar investment strategy. In addition, combining the Funds will eliminate the likelihood that WBI Investment, Inc. (“WBI” or the “Sub-Advisor”) will find it necessary to recommend the liquidation of an Acquired Fund because it can no longer subsidize the expenses of the Acquired Fund.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended June 30, 2018, has been prepared to give effect to the proposed Reorganizations pursuant to the Reorganization Agreement as if the Reorganizations had been completed and effective for the twelve month period ended on June 30, 2018.

Basis of Pro Forma Financial Information

On July 31, 2019, the Funds’ Board of Trustees (the “Board”) approved a Reorganization Agreement whereby each Acquired Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund. Shareholders of each Acquired Fund would receive shares (and cash in lieu of fractional shares, if any) of the corresponding Acquiring Fund equivalent in value to the aggregate net asset value of their investment in such Acquired Fund at the time of the Reorganization, and the Acquired Fund then would be dissolved. The Reorganizations are expected to close on October 25, 2019.

The Acquiring Funds’ shares (and cash in lieu of fractional shares, if any) to be issued to the Acquired Funds’ shareholders will have an aggregate net asset value equal to the aggregate value of the net assets that an Acquiring Fund receives from the corresponding Acquired Fund shares, as determined pursuant to the terms of the Reorganization Agreement. All Acquiring Fund shares to be delivered to the corresponding Acquired Fund will be delivered at net asset value without a sales load, commission, or other similar fee being imposed. All securities held by the Acquired Funds comply with the investment objectives, strategies, and restrictions of the Acquiring Funds at June 30, 2019. The Reorganization is expected to be tax-free for U.S. federal income tax purposes; therefore, no gain or loss will be recognized by the Acquired Funds or their shareholders as a result of the Reorganization.

Under generally accepted accounting principles generally accepted in the United States of America (U.S. GAAP), the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated. The Acquiring Funds will be the surviving funds for accounting purposes. The results of operations of the Acquiring Funds for pre-combination periods will not be restated.

Table 1 – Reorganization Shares

Acquired Fund	Acquiring Fund
(each Acquired Fund is a series of Absolute Shares Trust)	Reorganizes Into (each Acquiring Fund is a series of Absolute Shares Trust)
WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Rising Income 3000 ETF (WBIE) (currently the WBI Bullbear Rising Income 1000 ETF)
WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Value 3000 ETF (WBIF) (currently the WBI Value 1000 ETF)
WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Yield 3000 ETF (WBIG) (currently the WBI Yield 3000 ETF)
WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Quality 3000 ETF (WBIL) (currently the WBI Quality 1000)

Table 2 – The Acquired Funds’ and Acquiring Funds’ Net Assets as of June 30, 2018

The following table sets forth the net assets of each of the Acquired Funds and Acquiring Funds, and on a pro forma basis the successor Acquired Funds, as of June 30, 2018, after giving effect to the Reorganization.

Fund Capitalization as of June 30, 2018	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Fund
WBI BullBear Rising Income 2000 ETF (WBIA)	$53,524,181	$2,200,000	$24.33
WBI BullBear Value 2000 ETF (WBIB)	$44,860,401	$1,850,000	$24.25
WBI BullBear Yield 2000 ETF (WBIC)	$53,636,947	$2,350,000	$22.82
WBI BullBear Quality 2000 ETF (WBID)	$45,796,558	$1,950,000	$23.49
Acquiring Fund
WBI BullBear Rising Income 3000 ETF (WBIE)	$75,283,455	$2,900,000	$25.96
WBI BullBear Value 3000 ETF (WBIF)	$64,842,815	$2,300,000	$28.19
WBI BullBear Yield 3000 ETF (WBIG)	$82,779,049	$3,200,000	$25.87
WBI BullBear Quality 3000 ETF (WBIL)	$59,955,142	$2,300,000	$26.07
Acquiring Fund – Pro Forma
WBI BullBear Rising Income 3000 ETF (WBIE)	$128,807,636	$5,100,000	$25.26
WBI BullBear Value 3000 ETF (WBIF)	$109,703,216	$4,150,000	$26.43
WBI BullBear Yield 3000 ETF (WBIG)	$136,415,996	$5,550,000	$24.58
WBI BullBear Quality 3000 ETF (WBIL)	$105,751,700	$4,250,000	$24.88

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma Acquiring Funds as if the Reorganizations had been completed and effective for the twelve month period ended June 30, 2018. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Funds and Acquiring Funds, and have been prepared in accordance with GAAP, which require management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

WBI BullBear Rising Income 3000 ETF (WBIE)
Table of Adjustments

EXPENSE CATEGORY	Increase (Decrease) in Expenses
Accounting, Custody, Administration, and Transfer Agent Fees1	$44,914
Professional Fees2	$22,981
Service Fees	$745
Trustees Fees3	$3,867
Shareholder Reporting Fees	$4,622
Insurance Expense	$5,711
Miscellaneous Expenses	$4,505
Fees Waived and Expenses Reimbursed	$0
Total Adjustments	$87,345

1
Administrative, transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the administrative services and transfer agency services agreements.

2	Professional fees were reduced to eliminate the effects of duplicative fees for audit and tax compliance services.

3	Trustee fees reflect a reduction based on the impact of the reduced number of Funds in the Trust.

WBI BullBear Value 3000 ETF (WBIF)
Table of Adjustments

EXPENSE CATEGORY	Increase (Decrease) in Expenses
Accounting, Custody, Administration, and Transfer Agent Fees1	$29,598
Professional Fees2	$15,777
Service Fees	$156
Trustees Fees3	$1,542
Shareholder Reporting Fees	$3,236
Insurance Expense	$2,772
Miscellaneous Expenses	$3,636
Fees Waived and Expenses Reimbursed	$0
Total Adjustments	$56,716

1
Administrative, transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the administrative services and transfer agency services agreements.

2	Professional fees were reduced to eliminate the effects of duplicative fees for audit and tax compliance services.

3	Trustee fees reflect a reduction based on the impact of the reduced number of Funds in the Trust.

WBI BullBear Yield 3000 ETF (WBIG)
Table of Adjustments

EXPENSE CATEGORY	Increase (Decrease) in Expenses
Accounting, Custody, Administration, and Transfer Agent Fees1	$30,752
Professional Fees2	$14,850
Service Fees	$376
Trustees Fees3	$792
Shareholder Reporting Fees	$2,844
Insurance Expense	$2,062
Miscellaneous Expenses	$3,685
Fees Waived and Expenses Reimbursed	$0
Total Adjustments	$55,361

1
Administrative, transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the administrative services and transfer agency services agreements.

2	Professional fees were reduced to eliminate the effects of duplicative fees for audit and tax compliance services.

3	Trustee fees reflect a reduction based on the impact of the reduced number of Funds in the Trust.

WBI BullBear Quality 3000 ETF (WBIL)
Table of Adjustments

EXPENSE CATEGORY	Increase (Decrease) in Expenses
Accounting, Custody, Administration, and Transfer Agent Fees1	$46,976
Professional Fees2	$25,119
Service Fees	$102
Trustees Fees3	$4,418
Shareholder Reporting Fees	$34
Insurance Expense	$5,710
Miscellaneous Expenses	$4,502
Fees Waived and Expenses Reimbursed	$0
Total Adjustments	$90,161

1
Administrative, transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the administrative services and transfer agency services agreements.

2	Professional fees were reduced to eliminate the effects of duplicative fees for audit and tax compliance services.

3	Trustee fees reflect a reduction based on the impact of the reduced number of Funds in the Trust.

The actual and pro forma net expense ratios of the Funds for the fiscal year ended June 30, 2018 were as follows.

Acquire Fund	Net Expense Ratio of Acquired Fund	Acquiring Fund	Net Expense Ratio of Acquiring Fund	Net Expense Ratio of Acquiring Fund (pro forma)
WBI BullBear Rising Income 2000 ETF (WBIA)	1.08%	WBI BullBear Rising Income 3000 ETF (WBIE)	1.05%	1.01%
WBI BullBear Value 2000 ETF (WBIB)	1.06%	WBI BullBear Value 3000 ETF (WBIF)	1.05%	1.04%
WBI BullBear Yield 2000 ETF (WBIC)	1.06%	WBI BullBear Yield 3000 ETF (WBIG)	1.04%	1.00%
WBI BullBear Quality 2000 ETF (WBID)	1.06%	WBI BullBear Quality 3000 ETF (WBIL)	1.07%	1.04%

Accounting Policy

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganizations.

Accounting Survivor

After giving effect to the proposed Reorganization, the Acquiring Funds will be the accounting survivor. The Acquiring Funds will have the same portfolio management team, investment objective, principal investment strategies, expense structure, and investment policies, restrictions and limitations of the Acquiring Funds as described in the Annual Report to Shareholders for the fiscal year ended June 30, 2018.

Federal Income Taxes

Each Reorganization will be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.
No gain or loss generally is recognized by an Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by such Acquiring Fund of all of the liabilities of the Acquired Fund, or upon the distribution of the shares of the Acquiring Fund by the Acquired Fund to its shareholders in termination of the Acquired Fund.

2.
No gain or loss generally is recognized by an Acquired Fund’s shareholders upon the exchange of the shares of the Acquired Fund solely for shares of the Acquiring Fund pursuant to the Reorganization (except with respect to cash, if any, received in lieu of fractional shares).

3.	The historical cost of investment securities generally is carried forward to the Acquiring Fund. A Fund’s tax-basis distributable earnings are determined only at the end of each fiscal year.

Each Acquiring Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. As of June 30, 3018 the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

Acquired Fund
	Short-Term	Long-Term
WBI BullBear Rising Income 2000 ETF	$18,736,246	$ —
WBI BullBear Value 2000 ETF	$11,706,521	$ —
WBI BullBear Yield 2000 ETF	$23,974,223	$ —
WBI BullBear Quality 2000 ETF	$15,412,481	$ —
Acquiring Fund
	Short-Term	Long-Term
WBI BullBear Rising Income 3000 ETF	$19,057,343	$ —
WBI BullBear Value 3000 ETF	$3,086,432	$ 642
WBI BullBear Yield 3000 ETF	$14,309,658	$ —
WBI BullBear Quality 3000 ETF	$10,730,384	$ —

A Fund’s ability to carry forward capital losses, if any, and to use them to offset future gains may be limited as a result of a Reorganization. “Pre-acquisition losses” of either an Acquired Fund or the corresponding Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund. Additionally, if one Fund has net unrecognized gains above a certain threshold as of the date of a Reorganization (“built-in gains”), the other Fund’s pre-Reorganization losses cannot be used to offset such built-in gains if they are recognized during the five-year period beginning on the date of the Reorganization.

Generally, when ownership of a corporation with capital loss carryforwards, such as an Acquired Fund, changes for tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of capital loss carryforwards following the change in ownership. The amount of such loss carryforwards that can be used each year to offset post-acquisition income would generally be determined by multiplying the “federal long-term tax-exempt rate” (the applicable rate as of August 2019 was 2.09%) by the value of the outstanding shares of the Acquired Fund (possibly subject to adjustment for purposes of these rules) immediately prior to the Reorganization.

In addition, a Reorganization will result in the spreading of tax benefits and tax costs across the larger shareholder base of the combined Fund. On the one hand, the shareholders of an Acquired Fund will receive a proportionate share of any "built-in" (unrealized) gains in the Acquiring Fund's assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive larger taxable distributions than they would have had the Reorganization not occurred. Additionally, any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset post-Reorganization capital gains otherwise distributed to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred. On the other hand, any pre-acquisition losses of the Acquiring Fund remaining after the operation of the limitation rules described above will be available to offset capital gains of the combined Fund realized after the Reorganization other than Acquired Fund built-in gains (as described above), potentially resulting in a tax benefit to the Acquired Fund shareholders.

The amount of realized and unrealized gains and losses of each Fund party to a Reorganization, as well as the size of each Fund, at the time of the Reorganization will determine the extent to which the Funds' respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. Thus the impact of the rules described above will depend on factors that are currently unknown, such that this impact cannot be calculated precisely prior to the Reorganization.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end June 30, 2019, or for any other tax years which are open for exam. As of June 30, 2019, the Acquiring Funds’ and the Acquired Funds’ open tax years include the tax years ended June 30, 2015 through 2018. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.

Reorganization Costs

The cost of the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Acquired Funds all materials relating to the Reorganization as well as the conversion costs associated with the Reorganization, will be shared by the WBI and the Funds. The total cost of the Reorganization is approximately $100,000. WBI will pay 50% of the costs, the Acquired Funds will pay 25% of the costs, and the Acquiring Funds will pay the remaining 25% of the costs.

Security Valuation

The following information supplements and should be read in conjunction with the section in Appendix B to the Information Statement/Prospectus entitled “Determination of Net Asset Value (NAV)”.

The NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Valuation Procedures which are approved by the Board.

The value of each Fund’s portfolio securities is based on such securities’ closing prices on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Sub-Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares

Repositioning

Due to the similarities in investment objective, investment strategies and risks, and size of each Fund, a repositioning of the portfolio assets of the Acquired Fund or the Acquiring Fund, either before or after the Reorganization, is not anticipated. However, WBI will continue to buy or sell portfolio securities in the normal course of business.

PART C
OTHER INFORMATION

Item 15. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant’s Trust Instrument contains the following provisions:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of [this] Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 3. Indemnification.

(a)Subject to the exceptions and limitations contained in Subsection (b) below:

(i)
every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)
as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)
in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)Any repeal or modification of [this] Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into an Investment Advisory Agreement with its Investment Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Investment Advisor’s and Distributor’s personnel may serve as trustees and officers of the Trust. The Investment Advisory Agreement with the Fund provides that the Investment Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Advisor or from reckless disregard by the Investment Advisor of its obligations or duties under the Agreement. Under the Distribution Agreement, the Registrant will indemnify Foreside Fund Services, LLC against certain liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue

Trustees and officers liability policies purchased by the Registrant insure the Registrant and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 16. Exhibits

Exhibit No. Exhibit

(1)
Declaration of Trust of Absolute Shares Trust was previously filed as an exhibit to the Trust’s Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(2)	By-Laws were previously filed as an exhibit to the Trust’s Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(3)	Not applicable.

(4)	Form of the Agreement and Plan of Reorganization is attached to Part A of Form N-14 as an appendix (“Appendix A”).

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.

(6)(a)
Advisory Agreement between the Trust and Millington Securities, Inc. as adviser for the Registrant and each of its investment portfolios (“Funds”) was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(6)(b)
Sub-Advisory Agreement between the Advisor and WBI Investments, Inc. as sub-advisor to the Registrant and the Funds was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(6)(c)(i)
Expense Limitation Agreement between the Registrant and the Sub-Advisor was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(6)(c)(ii)
Third Amendment to Expense Limitation Agreement between the Registrant and the Sub-Advisor was previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement, filed on November 23, 2016, and incorporated herein by reference.

(7)(a)
Distribution Agreement between Foreside Fund Services, LLC and the Trust was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(7)(b)
Form of Authorized Participation Agreement was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(8)	Not applicable.

(9)(a)
Custody Agreement between the Registrant and U.S. Bank, National Association was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(9)(b)
Second Amendment to Custody Agreement between the Registrant and Custodian was previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement, filed on November 23, 2016, and incorporated herein by reference.

(10)
Plan of Distribution Pursuant to Rule 12b-1 was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(11)	Opinion and Consent issued by K&L Gates LLP regarding the validity of shares to be issued – filed herewith.

(12)	Opinion and Consent of K&L Gates LLP regarding certain tax matters for the Acquired Funds and the Acquiring Funds – to be filed by amendment.

(13)(a)(i)
Fund Administration Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (“Administrator”) was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(13)(a)(ii)
Third Amendment to Fund Administration Agreement between the Registrant and Administrator was previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement, filed on November 23, 2016, and incorporated herein by reference.

(13)(b)(i)
Transfer Agency Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (“Transfer Agent”) was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference

(13)(b)(ii)
Third Amendment to Transfer Agency Agreement between the Registrant and Transfer Agent was previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement, filed on November 23, 2016, and incorporated herein by reference.

(13)(c)(i)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (“Accounting Agent”) was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(13(c)(ii)
Third Amendment to Fund Accounting Servicing Agreement between the Registrant and Accounting Agent was previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement, filed on November 23, 2016, and incorporated herein by reference.

(13)(d)
Securities Lending Agreement between the Trust and U.S. Bank, National Association was previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(15)	Not applicable.

(16)
Powers of Attorneys executed by Jude T. Depko, John A. Flanagan, Andrew Putterman, Don Schreiber, Jr. and Matthew Schreiber were previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Registration Statement, filed on August 8, 2014, and incorporated herein by reference.

(17)(a)
Prospectus and Statement of Additional Information of the Acquired Funds dated October 31, 2018 was previously filed with the Trust’s Post-Effective Amendment No. 16 to its Registration Statement on Form N‑1A with the SEC on October 24, 2018 and is incorporated by reference.

(17)(b)
Prospectus and Statement of Additional Information of the Acquiring Funds dated October 31, 2018 was previously filed with the Trust’s Post-Effective Amendment No. 16 to its Registration Statement on Form N‑1A with the SEC on October 24, 2018 and is incorporated by reference.

(17)(c)
Supplement dated January 14, 2019 to the Acquired Funds and Acquiring Funds Prospectus October 31, 2018 Prospectus was previously filed with the SEC on January 14, 2019, and is incorporated by reference.

(17)(d)	Supplement dated March 4, 2019 to the Acquired Funds and Acquiring Funds October 31, 2018 Prospectus was previously filed with the SEC on March 4, 2019, and is incorporated by reference.

(17)(e)	The Annual Report to Shareholders of the Funds for the Period Ended June 30, 2018 was previously filed on the Trust’s Form N-CSR with the SEC on September 7, 2018, and is incorporated by reference.

(17)(f)
The Semi-Annual Report to Shareholders of the Funds for the Period Ended December 31, 2018 was previously filed on the Trust’s Form N-CSRS with the SEC on March 7, 2019, and is incorporated by reference.

Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 after the closing of the Reorganizations.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Red Bank and New Jersey on the 15th day of August, 2019.

ABSOLUTE SHARES TRUST

By: /s/ Don Schreiber, Jr.
Don Schreiber, Jr.
Chairman, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below on August 15, 2019 by the following persons in the capacities indicated.

Signature	Title

/s/ Don Scheiber, Jr.	Chairman, Trustee, President and Principal Executive Officer
Don Schreiber, Jr.

* /s/ Matthew Schreiber	Trustee
Matthew Schreiber

* /s/ Jude Depko	Trustee
Jude T. Depko

* /s/ John A. Flanagan	Trustee
John A. Flanagan

* /s/ Andrew Putterman	Trustee
Andrew Putterman

/s/ Tracey Crespo	Treasurer and Principal Financial Officer
Tracey Crespo

/s/ Don Schreiber, Jr.
* Don Schreiber, Jr. Attorney-in-Fact

EXHIBIT INDEX

Exhibit
Number    Description
EX.(11)    Opinion and Consent issued by K&L Gates LLP regarding the validity of shares to be issued

EX. (14)     Consent of Independent Registered Public Accounting Firm